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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 3.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Internet & Direct Marketing Retail 0.4%
Expedia Group, Inc.	35,000	4,227,650
Total Consumer Discretionary		4,227,650
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Ascent Resources, Class B(a),(b),(c)	10,248,729	2,295,715
Total Energy		2,295,715
Health Care 1.0%
Health Care Providers & Services 1.0%
Anthem, Inc.	35,000	10,152,450
Total Health Care		10,152,450
Information Technology 1.2%
Semiconductors & Semiconductor Equipment 0.9%
Lam Research Corp.	53,000	8,318,880
Technology Hardware, Storage & Peripherals 0.3%
Western Digital Corp.	70,000	3,177,300
Total Information Technology		11,496,180
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Alexandria Real Estate Equities, Inc.	42,500	5,291,250
Total Real Estate		5,291,250
Total Common Stocks (Cost $25,886,687)		33,463,245

Convertible Bonds(d) 75.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Aerojet Rocketdyne Holdings, Inc.
12/15/2023	2.250%	6,500,000	9,534,687
Automotive 0.4%
Meritor, Inc.
10/15/2037	3.250%	4,800,000	4,297,483
Building Materials 0.5%
Cree, Inc.(e)
09/01/2023	0.875%	5,000,000	4,911,580
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 2.3%
DISH Network Corp.
03/15/2024	2.375%	28,500,000	23,689,143
Consumer Cyclical Services 1.1%
Booking Holdings, Inc.
06/15/2020	0.350%	8,000,000	11,618,856
Electric 0.7%
NRG Energy, Inc.(e)
06/01/2048	2.750%	7,000,000	7,501,529
Finance Companies 1.0%
Encore Capital Europe Finance Ltd.
09/01/2023	4.500%	6,000,000	5,229,498
iStar, Inc.
09/15/2022	3.125%	5,500,000	5,198,622
Total			10,428,120
Gaming 1.1%
Caesars Entertainment Corp.
10/01/2024	5.000%	8,200,000	11,587,543
Health Care 3.7%
DexCom, Inc.(e)
12/01/2023	0.750%	10,000,000	10,417,950
Insulet Corp.(e)
11/15/2024	1.375%	7,000,000	7,635,278
Invacare Corp.
02/15/2021	5.000%	5,000,000	3,801,450
Novavax, Inc.
02/01/2023	3.750%	9,700,000	6,106,276
Teladoc, Inc.(e)
05/15/2025	1.375%	7,000,000	9,489,375
Total			37,450,329
Home Construction 0.6%
SunPower Corp.
01/15/2023	4.000%	8,000,000	6,542,392
Independent Energy 1.3%
Chesapeake Energy Corp.
09/15/2026	5.500%	10,200,000	8,827,631
12/15/2038	2.250%	66,000	62,865
PDC Energy, Inc.
09/15/2021	1.125%	4,500,000	4,136,796
Total			13,027,292
Columbia Convertible Securities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2018 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.5%
World Wrestling Entertainment, Inc.(e)
12/15/2023	3.375%	1,600,000	4,814,093
Life Insurance 0.7%
AXA SA(e)
05/15/2021	7.250%	7,200,000	7,198,582
Lodging 0.6%
Marriott Vacations Worldwide Corp.
09/15/2022	1.500%	7,000,000	6,363,098
Media and Entertainment 1.5%
Liberty Media Corp.(e)
03/31/2048	2.125%	10,000,000	9,581,580
Liberty Media Corp.(e),(f)
12/01/2048	2.250%	5,000,000	5,177,560
Total			14,759,140
Metals and Mining 0.4%
Endeavour Mining Corp.(e)
02/15/2023	3.000%	5,200,000	4,507,880
Midstream 0.5%
Scorpio Tankers, Inc.(e)
07/01/2019	2.375%	4,790,000	4,601,954
Oil Field Services 0.3%
Bristow Group, Inc.
06/01/2023	4.500%	5,700,000	3,053,063
Other Financial Institutions 1.4%
Euronet Worldwide, Inc.
10/01/2044	1.500%	5,500,000	8,958,295
LendingTree, Inc.
06/01/2022	0.625%	3,600,000	4,974,646
Total			13,932,941
Other Industry 0.7%
Green Plains, Inc.
09/01/2022	4.125%	7,700,000	7,137,746
Other REIT 3.0%
Apollo Commercial Real Estate Finance, Inc.
08/23/2022	4.750%	7,000,000	6,780,263
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	7,800,000	7,794,719
IH Merger Sub LLC
01/15/2022	3.500%	9,500,000	10,008,250
Convertible Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New York Mortgage Trust, Inc.
01/15/2022	6.250%		5,500,000	5,472,500
Total				30,055,732
Pharmaceuticals 13.7%
Acorda Therapeutics, Inc.
06/15/2021	1.750%		6,500,000	5,496,959
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%		4,460,000	3,339,492
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%		8,000,000	7,345,544
Array BioPharma, Inc.(e)
12/01/2024	2.625%		4,000,000	5,188,000
BioMarin Pharmaceutical, Inc.
10/15/2020	1.500%		9,000,000	10,798,785
Canopy Growth Corp.(e)
07/15/2023	4.250%	CAD	2,000,000	1,896,662
Clovis Oncology, Inc.
05/01/2025	1.250%		10,000,000	6,462,500
Dermira, Inc.
05/15/2022	3.000%		8,800,000	7,288,653
Fluidigm Corp.
02/01/2034	2.750%		4,040,000	4,490,169
Illumina, Inc.
06/15/2021	0.500%		9,500,000	13,523,678
ImmunoGen, Inc.
07/01/2021	4.500%		1,000,000	1,482,369
Innoviva, Inc.
08/15/2025	2.500%		4,700,000	5,732,882
Insmed, Inc.
01/15/2025	1.750%		13,000,000	10,380,279
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%		10,700,000	10,242,960
Medicines Co. (The)
01/15/2022	2.500%		7,000,000	6,521,221
PTC Therapeutics, Inc.
08/15/2022	3.000%		4,700,000	4,729,384
Radius Health, Inc.
09/01/2024	3.000%		10,400,000	7,977,975
Sarepta Therapeutics, Inc.(e)
11/15/2024	1.500%		3,500,000	6,710,676
Supernus Pharmaceuticals, Inc.(e)
04/01/2023	0.625%		7,000,000	7,585,032
TESARO, Inc.
10/01/2021	3.000%		5,000,000	7,417,875

2	Columbia Convertible Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2018 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tilray, Inc.(e)
10/01/2023	5.000%	5,000,000	4,217,640
Total			138,828,735
Property & Casualty 1.3%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	4,200,000	5,189,100
MGIC Investment Corp.(e),(g)
Junior Subordinated
04/01/2063	9.000%	6,070,000	7,947,512
Total			13,136,612
Retailers 1.2%
GNC Holdings, Inc.
08/15/2020	1.500%	6,000,000	4,800,000
Restoration Hardware, Inc.(e),(h)
06/15/2023	0.000%	8,500,000	7,504,599
Total			12,304,599
Technology 32.5%
Advanced Micro Devices, Inc.
09/01/2026	2.125%	2,000,000	5,501,066
Akamai Technologies, Inc.(e)
05/01/2025	0.125%	10,500,000	10,003,046
Atlassian, Inc.(e)
05/01/2023	0.625%	5,500,000	6,749,892
Boingo Wireless, Inc.(e)
10/01/2023	1.000%	6,000,000	5,431,860
Coupa Software, Inc.(e)
01/15/2023	0.375%	3,500,000	5,382,731
CSG Systems International, Inc.
03/15/2036	4.250%	5,000,000	5,095,390
DocuSign, Inc.(e)
09/15/2023	0.500%	9,000,000	8,393,283
Electronics for Imaging, Inc.(e)
11/15/2023	2.250%	5,000,000	5,071,135
Exact Sciences Corp.
01/15/2025	1.000%	7,500,000	9,182,505
Guidewire Software, Inc.
03/15/2025	1.250%	6,500,000	6,698,250
IAC FinanceCo, Inc.(e)
10/01/2022	0.875%	6,500,000	8,419,333
Intel Corp.
Junior Subordinated
08/01/2039	3.250%	6,800,000	16,328,500
MercadoLibre, Inc.(e)
08/15/2028	2.000%	8,000,000	8,028,200
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
02/15/2027	1.625%	15,500,000	15,641,809
Junior Subordinated
02/15/2037	2.250%	16,500,000	16,866,844
Micron Technology, Inc.
02/15/2033	2.125%	3,000,000	10,508,823
MINDBODY, Inc.(e)
06/01/2023	0.375%	6,000,000	5,192,850
MongoDB, Inc.(e)
06/15/2024	0.750%	5,000,000	6,790,085
New Relic, Inc.(e)
05/01/2023	0.500%	6,500,000	6,670,846
Okta, Inc.(e)
02/15/2023	0.250%	5,000,000	7,202,165
ON Semiconductor Corp.
10/15/2023	1.625%	7,100,000	8,186,570
Palo Alto Networks, Inc.(e)
07/01/2023	0.750%	22,000,000	20,990,640
Pure Storage, Inc.(e)
04/15/2023	0.125%	6,300,000	6,241,782
Rapid7, Inc.(e)
08/01/2023	1.250%	5,000,000	5,096,015
Red Hat, Inc.
10/01/2019	0.250%	4,300,000	10,404,302
ServiceNow, Inc.(h)
06/01/2022	0.000%	9,500,000	13,745,692
Silicon Laboratories, Inc.
03/01/2022	1.375%	6,500,000	7,255,768
Splunk, Inc.(e)
09/15/2025	1.125%	14,500,000	14,474,857
Square, Inc.(e)
05/15/2023	0.500%	15,500,000	17,952,875
Teradyne, Inc.
12/15/2023	1.250%	6,200,000	7,902,036
Twilio, Inc.(e)
06/01/2023	0.250%	8,500,000	12,570,216
Veeco Instruments, Inc.
01/15/2023	2.700%	6,500,000	5,086,731
Verastem, Inc.
11/01/2048	5.000%	6,000,000	5,722,500
Vishay Intertechnology, Inc.(e)
06/15/2025	2.250%	10,000,000	9,387,800
Workday, Inc.
10/01/2022	0.250%	7,000,000	8,728,146

Columbia Convertible Securities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2018 (Unaudited)
Convertible Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zendesk, Inc.(e)
03/15/2023	0.250%	6,000,000	6,811,782
Total			329,716,325
Tobacco 0.5%
Vector Group Ltd.(g)
04/15/2020	1.750%	4,720,000	4,814,537
Transportation Services 0.7%
Aegean Marine Petroleum Network, Inc.(i)
12/15/2021	0.000%	3,091,000	363,192
Atlas Air Worldwide Holdings, Inc.
06/01/2024	1.875%	6,000,000	6,444,750
Total			6,807,942
Wireless 0.5%
Gogo, Inc.(e)
05/15/2022	6.000%	5,000,000	4,748,785
Wirelines 1.6%
GCI Liberty, Inc.(e)
09/30/2046	1.750%	9,500,000	10,010,359
RingCentral, Inc.(e),(h)
03/15/2023	0.000%	5,000,000	5,915,000
Total			15,925,359
Total Convertible Bonds (Cost $740,523,974)			763,296,077

Convertible Preferred Stocks 17.8%
Issuer		Shares	Value ($)
Consumer Staples 1.8%
Food Products 1.8%
Bunge Ltd.	4.875%	100,000	9,979,120
Post Holdings, Inc.	2.500%	45,000	8,053,367
Total			18,032,487
Total Consumer Staples			18,032,487
Energy 1.1%
Energy Equipment & Services 0.5%
Nabors Industries Ltd.	6.000%	180,000	4,680,000
Oil, Gas & Consumable Fuels 0.6%
Hess Corp.	8.000%	105,000	6,298,950
Total Energy			10,978,950
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 4.0%
Banks 3.0%
Bank of America Corp.	7.250%	23,500	30,080,000
Capital Markets 0.5%
Cowen, Inc.	5.625%	6,200	5,356,242
Insurance 0.5%
Assurant, Inc.	6.500%	47,500	4,983,700
Total Financials			40,419,942
Health Care 1.8%
Health Care Equipment & Supplies 1.8%
Becton Dickinson and Co.	6.125%	285,000	18,003,450
Total Health Care			18,003,450
Industrials 1.4%
Machinery 1.4%
Fortive Corp.	5.000%	9,500	9,412,315
Rexnord Corp.	5.750%	90,000	5,366,700
Total			14,779,015
Total Industrials			14,779,015
Information Technology 0.6%
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc.	6.750%	85,000	6,544,150
Total Information Technology			6,544,150
Materials 0.8%
Chemicals 0.8%
International Flavors & Fragrances, Inc.	6.000%	150,000	8,376,000
Total Materials			8,376,000
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Crown Castle International Corp.	6.875%	14,500	15,692,133
Welltower, Inc.	6.500%	160,000	10,440,000
Total			26,132,133
Total Real Estate			26,132,133
Utilities 3.7%
Electric Utilities 1.3%
NextEra Energy, Inc.	6.123%	220,000	13,068,000

4	Columbia Convertible Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2018 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.4%
CenterPoint Energy, Inc.	7.000%	225,000	11,295,000
DTE Energy Co.	6.500%	235,000	12,880,350
Total			24,175,350
Total Utilities			37,243,350
Total Convertible Preferred Stocks (Cost $171,920,180)			180,509,477

Equity-Linked Notes 0.9%
Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(e)
(linked to common stock of Stanley Black & Decker, Inc.)
05/15/2020	6.000%	69,050	8,996,642
Total Equity-Linked Notes (Cost $10,002,583)			8,996,642
Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(j),(k)	27,417,101	27,414,359
Total Money Market Funds (Cost $27,414,359)		27,414,359
Total Investments in Securities (Cost: $975,747,783)		1,013,679,800
Other Assets & Liabilities, Net		1,063,359
Net Assets		1,014,743,159

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $2,295,715, which represents 0.23% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2018, the total value of these securities amounted to $323,419,661, which represents 31.87% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2018.
(h)	Zero coupon bond.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2018, the total value of these securities amounted to $363,192, which represents 0.04% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	41,182,650	331,081,480	(344,847,029)	27,417,101	(1,011)	957	593,464	27,414,359
Currency Legend
CAD	Canada Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Convertible Securities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	4,227,650	—	—	—	4,227,650
Energy	—	—	2,295,715	—	2,295,715
Health Care	10,152,450	—	—	—	10,152,450
6	Columbia Convertible Securities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Convertible Securities Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	11,496,180	—	—	—	11,496,180
Real Estate	5,291,250	—	—	—	5,291,250
Total Common Stocks	31,167,530	—	2,295,715	—	33,463,245
Convertible Bonds	—	763,296,077	—	—	763,296,077
Convertible Preferred Stocks
Consumer Staples	—	18,032,487	—	—	18,032,487
Energy	10,978,950	—	—	—	10,978,950
Financials	35,063,700	5,356,242	—	—	40,419,942
Health Care	18,003,450	—	—	—	18,003,450
Industrials	14,779,015	—	—	—	14,779,015
Information Technology	6,544,150	—	—	—	6,544,150
Materials	8,376,000	—	—	—	8,376,000
Real Estate	10,440,000	15,692,133	—	—	26,132,133
Utilities	37,243,350	—	—	—	37,243,350
Total Convertible Preferred Stocks	141,428,615	39,080,862	—	—	180,509,477
Equity-Linked Notes	—	8,996,642	—	—	8,996,642
Money Market Funds	—	—	—	27,414,359	27,414,359
Total Investments in Securities	172,596,145	811,373,581	2,295,715	27,414,359	1,013,679,800
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	12,870,915	12,870,915	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.
Columbia Convertible Securities Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia Select Large Cap Equity Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 7.1%
Entertainment 1.1%
Electronic Arts, Inc.(a)	84,027	7,064,150
Interactive Media & Services 4.4%
Alphabet, Inc., Class A(a)	7,214	8,005,015
Alphabet, Inc., Class C(a)	19,837	21,710,208
Total		29,715,223
Media 0.6%
DISH Network Corp., Class A(a)	122,466	4,011,986
Wireless Telecommunication Services 1.0%
T-Mobile U.S.A., Inc.(a)	96,590	6,611,586
Total Communication Services		47,402,945
Consumer Discretionary 8.7%
Automobiles 1.4%
General Motors Co.	247,498	9,392,549
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.(a)	15,774	26,660,741
Specialty Retail 2.4%
Home Depot, Inc. (The)	88,472	15,953,271
Textiles, Apparel & Luxury Goods 0.9%
Canada Goose Holdings, Inc.(a)	48,527	3,268,294
Michael Kors Holdings Ltd.(a)	72,647	3,178,306
Total		6,446,600
Total Consumer Discretionary		58,453,161
Consumer Staples 6.2%
Beverages 3.0%
Molson Coors Brewing Co., Class B	112,167	7,377,223
PepsiCo, Inc.	104,305	12,718,952
Total		20,096,175
Food Products 1.4%
Mondelez International, Inc., Class A	199,553	8,975,894
Tobacco 1.8%
Philip Morris International, Inc.	141,711	12,262,253
Total Consumer Staples		41,334,322
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.9%
Energy Equipment & Services 0.9%
Helmerich & Payne, Inc.	106,205	6,436,023
Oil, Gas & Consumable Fuels 4.0%
EOG Resources, Inc.	86,661	8,952,948
Suncor Energy, Inc.	282,696	9,128,254
Valero Energy Corp.	107,803	8,613,460
Total		26,694,662
Total Energy		33,130,685
Financials 14.6%
Banks 5.8%
Bank of America Corp.	670,477	19,041,547
JPMorgan Chase & Co.	180,087	20,023,873
Total		39,065,420
Capital Markets 3.6%
BlackRock, Inc.	27,024	11,566,542
Morgan Stanley	275,352	12,222,875
Total		23,789,417
Diversified Financial Services 3.5%
Berkshire Hathaway, Inc., Class B(a)	106,887	23,327,019
Insurance 1.7%
Aflac, Inc.	248,309	11,357,654
Total Financials		97,539,510
Health Care 15.6%
Biotechnology 3.9%
Alexion Pharmaceuticals, Inc.(a)	50,184	6,180,160
Biogen, Inc.(a)	20,775	6,933,033
BioMarin Pharmaceutical, Inc.(a)	49,764	4,778,837
TESARO, Inc.(a)	24,376	1,130,559
Vertex Pharmaceuticals, Inc.(a)	36,731	6,640,597
Total		25,663,186
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	116,837	8,009,176
Health Care Providers & Services 1.2%
Humana, Inc.	24,787	8,166,573
Columbia Select Large Cap Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	129,879	9,396,746
Pharmaceuticals 7.9%
Allergan PLC	41,972	6,572,815
Johnson & Johnson	168,556	24,760,876
Pfizer, Inc.	470,856	21,767,673
Total		53,101,364
Total Health Care		104,337,045
Industrials 9.9%
Aerospace & Defense 3.1%
L3 Technologies, Inc.	47,894	8,778,492
Lockheed Martin Corp.	39,335	11,817,414
Total		20,595,906
Airlines 1.8%
Delta Air Lines, Inc.	193,906	11,772,033
Industrial Conglomerates 1.5%
Honeywell International, Inc.	71,027	10,423,212
Machinery 1.9%
Ingersoll-Rand PLC	123,030	12,736,066
Road & Rail 1.6%
Norfolk Southern Corp.	62,465	10,665,274
Total Industrials		66,192,491
Information Technology 19.1%
Communications Equipment 2.0%
Cisco Systems, Inc.	276,605	13,241,081
IT Services 3.3%
FleetCor Technologies, Inc.(a)	42,221	8,165,541
MasterCard, Inc., Class A	68,859	13,845,479
Total		22,011,020
Semiconductors & Semiconductor Equipment 4.6%
Broadcom, Inc.	42,944	10,195,335
Intel Corp.	299,935	14,789,795
NVIDIA Corp.	37,975	6,206,254
Total		31,191,384
Software 4.8%
Microsoft Corp.	292,804	32,469,036
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.(b)	164,158	29,315,336
Total Information Technology		128,227,857
Materials 2.9%
Chemicals 2.9%
DowDuPont, Inc.	206,234	11,930,637
Eastman Chemical Co.	91,948	7,247,341
Total		19,177,978
Total Materials		19,177,978
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
American Tower Corp.	77,365	12,725,769
Equity LifeStyle Properties, Inc.	92,434	9,199,956
Total		21,925,725
Total Real Estate		21,925,725
Utilities 4.9%
Electric Utilities 3.2%
American Electric Power Co., Inc.	170,510	13,255,448
Xcel Energy, Inc.	156,263	8,195,994
Total		21,451,442
Multi-Utilities 1.7%
Ameren Corp.	170,482	11,698,475
Total Utilities		33,149,917
Total Common Stocks (Cost $484,348,200)		650,871,636

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(c),(d)	14,024,573	14,023,170
Total Money Market Funds (Cost $14,023,170)		14,023,170
Total Investments in Securities (Cost: $498,371,370)		664,894,806
Other Assets & Liabilities, Net		4,484,601
Net Assets		669,379,407

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2018 (Unaudited)
At November 30, 2018, securities and/or cash totaling $964,332 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	104	12/2018	USD	14,343,160	231,527	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	18,828,776	133,205,178	(138,009,381)	14,024,573	615	375	227,095	14,023,170
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Select Large Cap Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	47,402,945	—	—	—	47,402,945
Consumer Discretionary	58,453,161	—	—	—	58,453,161
Consumer Staples	41,334,322	—	—	—	41,334,322
Energy	33,130,685	—	—	—	33,130,685
Financials	97,539,510	—	—	—	97,539,510
Health Care	104,337,045	—	—	—	104,337,045
Industrials	66,192,491	—	—	—	66,192,491
Information Technology	128,227,857	—	—	—	128,227,857
Materials	19,177,978	—	—	—	19,177,978
Real Estate	21,925,725	—	—	—	21,925,725
Utilities	33,149,917	—	—	—	33,149,917
Total Common Stocks	650,871,636	—	—	—	650,871,636
Money Market Funds	—	—	—	14,023,170	14,023,170
Total Investments in Securities	650,871,636	—	—	14,023,170	664,894,806
Investments in Derivatives
Asset
Futures Contracts	231,527	—	—	—	231,527
Total	651,103,163	—	—	14,023,170	665,126,333
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Select Large Cap Equity Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Large Cap Enhanced Core Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 9.5%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	47,900	1,496,396
Verizon Communications, Inc.	132,300	7,977,690
Total		9,474,086
Entertainment 0.5%
Viacom, Inc., Class B	55,000	1,697,300
Walt Disney Co. (The)	3,900	450,411
Total		2,147,711
Interactive Media & Services 5.5%
Alphabet, Inc., Class A(a)	14,105	15,651,613
Facebook, Inc., Class A(a)	66,200	9,308,382
Total		24,959,995
Media 1.4%
Comcast Corp., Class A	170,500	6,651,205
Total Communication Services		43,232,997
Consumer Discretionary 9.5%
Automobiles 0.7%
Harley-Davidson, Inc.	73,000	3,087,170
Diversified Consumer Services 0.6%
H&R Block, Inc.	91,900	2,482,219
Hotels, Restaurants & Leisure 0.8%
Marriott International, Inc., Class A	31,500	3,623,445
Household Durables 0.5%
PulteGroup, Inc.	80,700	2,140,164
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.(a)	6,470	10,935,400
Booking Holdings, Inc.(a)	2,490	4,710,781
Total		15,646,181
Multiline Retail 0.9%
Kohl’s Corp.	30,500	2,048,685
Macy’s, Inc.	65,300	2,234,566
Total		4,283,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.0%
Advance Auto Parts, Inc.	13,600	2,416,856
Best Buy Co., Inc.	35,400	2,286,486
Foot Locker, Inc.	45,100	2,543,640
Home Depot, Inc. (The)	10,600	1,911,392
Total		9,158,374
Textiles, Apparel & Luxury Goods 0.6%
Ralph Lauren Corp.	22,800	2,539,920
Total Consumer Discretionary		42,960,724
Consumer Staples 7.5%
Beverages 0.1%
Coca-Cola Co. (The)	9,900	498,960
Food & Staples Retailing 3.1%
Kroger Co. (The)	114,200	3,387,172
Walgreens Boots Alliance, Inc.	56,300	4,766,921
Walmart, Inc.	58,200	5,683,230
Total		13,837,323
Food Products 1.2%
Kellogg Co.	6,700	426,455
Mondelez International, Inc., Class A	38,700	1,740,726
Tyson Foods, Inc., Class A	53,300	3,142,035
Total		5,309,216
Household Products 1.2%
Kimberly-Clark Corp.	36,100	4,164,857
Procter & Gamble Co. (The)	14,200	1,342,042
Total		5,506,899
Tobacco 1.9%
Altria Group, Inc.	56,000	3,070,480
Philip Morris International, Inc.	66,100	5,719,633
Total		8,790,113
Total Consumer Staples		33,942,511
Energy 5.4%
Energy Equipment & Services 0.5%
National Oilwell Varco, Inc.	77,100	2,475,681
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.9%
Chevron Corp.	61,100	7,267,234
ConocoPhillips	66,100	4,374,498
Exxon Mobil Corp.	40,800	3,243,600
HollyFrontier Corp.	36,700	2,292,649
Marathon Oil Corp.	67,200	1,121,568
Marathon Petroleum Corp.	11,200	729,792
Valero Energy Corp.	39,300	3,140,070
Total		22,169,411
Total Energy		24,645,092
Financials 13.2%
Banks 5.7%
Bank of America Corp.	69,600	1,976,640
Citigroup, Inc.	96,600	6,258,714
Citizens Financial Group, Inc.	39,900	1,450,764
Comerica, Inc.	26,600	2,106,188
Fifth Third Bancorp	91,900	2,566,767
JPMorgan Chase & Co.	92,600	10,296,194
Wells Fargo & Co.	25,300	1,373,284
Total		26,028,551
Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	21,000	1,077,510
BlackRock, Inc.	9,000	3,852,090
Invesco Ltd.	21,900	445,665
Morgan Stanley	30,100	1,336,139
S&P Global, Inc.	20,200	3,693,772
T. Rowe Price Group, Inc.	33,900	3,368,304
Total		13,773,480
Consumer Finance 0.9%
Capital One Financial Corp.	43,400	3,892,112
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B(a)	22,700	4,954,048
Insurance 2.5%
Allstate Corp. (The)	37,600	3,353,544
Marsh & McLennan Companies, Inc.	5,200	461,240
Common Stocks (continued)
Issuer	Shares	Value ($)
MetLife, Inc.	85,000	3,793,550
Prudential Financial, Inc.	36,900	3,459,744
Total		11,068,078
Total Financials		59,716,269
Health Care 15.3%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.(a)	18,300	2,253,645
Biogen, Inc.(a)	8,700	2,903,364
Celgene Corp.(a)	10,300	743,866
Gilead Sciences, Inc.	26,800	1,927,992
Regeneron Pharmaceuticals, Inc.(a)	2,600	950,690
Vertex Pharmaceuticals, Inc.(a)	18,500	3,344,615
Total		12,124,172
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	66,800	4,946,540
Baxter International, Inc.	55,000	3,770,250
Total		8,716,790
Health Care Providers & Services 4.0%
AmerisourceBergen Corp.	30,500	2,711,450
Cardinal Health, Inc.	57,100	3,130,793
CIGNA Corp.	19,600	4,378,248
HCA Healthcare, Inc.	20,200	2,908,598
McKesson Corp.	25,800	3,212,100
UnitedHealth Group, Inc.	6,900	1,941,384
Total		18,282,573
Pharmaceuticals 6.7%
Allergan PLC	15,100	2,364,660
Bristol-Myers Squibb Co.	87,000	4,651,020
Eli Lilly & Co.	46,200	5,481,168
Johnson & Johnson	72,200	10,606,180
Merck & Co., Inc.	9,400	745,796
Pfizer, Inc.	143,900	6,652,497
Total		30,501,321
Total Health Care		69,624,856
Industrials 9.3%
Aerospace & Defense 1.5%
Boeing Co. (The)	18,950	6,571,102

2	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	30,900	2,852,997
Airlines 1.2%
Delta Air Lines, Inc.	67,000	4,067,570
United Continental Holdings, Inc.(a)	11,600	1,121,720
Total		5,189,290
Electrical Equipment 1.5%
Emerson Electric Co.	52,400	3,538,048
Rockwell Automation, Inc.	19,600	3,417,064
Total		6,955,112
Industrial Conglomerates 1.1%
Honeywell International, Inc.	33,700	4,945,475
Machinery 1.5%
Illinois Tool Works, Inc.	25,800	3,587,490
Snap-On, Inc.	20,300	3,374,672
Total		6,962,162
Professional Services 0.2%
Robert Half International, Inc.	15,500	958,365
Road & Rail 1.0%
CSX Corp.	57,100	4,147,173
Union Pacific Corp.	3,500	538,230
Total		4,685,403
Trading Companies & Distributors 0.7%
W.W. Grainger, Inc.	10,450	3,281,718
Total Industrials		42,401,624
Information Technology 20.0%
Communications Equipment 1.5%
Cisco Systems, Inc.	144,900	6,936,363
IT Services 4.0%
MasterCard, Inc., Class A	33,000	6,635,310
VeriSign, Inc.(a)	22,700	3,542,562
Visa, Inc., Class A	56,700	8,034,957
Total		18,212,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	14,500	3,442,445
Intel Corp.	27,500	1,356,025
Qorvo, Inc.(a)	40,400	2,658,724
QUALCOMM, Inc.	77,300	4,503,498
Texas Instruments, Inc.	21,500	2,146,775
Total		14,107,467
Software 6.8%
Adobe, Inc.(a)	22,100	5,544,669
Fortinet, Inc.(a)	21,900	1,617,096
Intuit, Inc.	18,100	3,882,993
Microsoft Corp.(b)	176,300	19,549,907
Total		30,594,665
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	80,075	14,299,794
HP, Inc.	166,200	3,822,600
NetApp, Inc.	41,700	2,788,479
Total		20,910,873
Total Information Technology		90,762,197
Materials 2.2%
Chemicals 1.4%
Eastman Chemical Co.	36,500	2,876,930
LyondellBasell Industries NV, Class A	36,500	3,405,815
Total		6,282,745
Containers & Packaging 0.1%
Avery Dennison Corp.	4,500	433,800
Metals & Mining 0.7%
Nucor Corp.	55,000	3,322,550
Total Materials		10,039,095
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.1%
American Tower Corp.	11,400	1,875,186
Host Hotels & Resorts, Inc.	173,300	3,292,700
Simon Property Group, Inc.	22,800	4,233,732
Total		9,401,618

Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A(a)	51,100	2,232,048
Total Real Estate		11,633,666
Utilities 3.4%
Electric Utilities 1.1%
Entergy Corp.	39,900	3,473,694
Exelon Corp.	33,500	1,554,065
Total		5,027,759
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The)	29,600	458,504
NRG Energy, Inc.	86,800	3,335,724
Total		3,794,228
Multi-Utilities 1.5%
CenterPoint Energy, Inc.	105,600	2,957,856
Public Service Enterprise Group, Inc.	67,900	3,795,610
Total		6,753,466
Total Utilities		15,575,453
Total Common Stocks (Cost $340,752,311)		444,534,484

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(c),(d)	8,476,026	8,475,178
Total Money Market Funds (Cost $8,475,178)		8,475,178
Total Investments in Securities (Cost: $349,227,489)		453,009,662
Other Assets & Liabilities, Net		931,295
Net Assets		453,940,957

At November 30, 2018, securities and/or cash totaling $499,005 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	70	12/2018	USD	9,654,050	136,261	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	14,323,611	117,440,840	(123,288,425)	8,476,026	(1,373)	1,026	156,858	8,475,178
4	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2018 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Large Cap Enhanced Core Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	43,232,997	—	—	—	43,232,997
Consumer Discretionary	42,960,724	—	—	—	42,960,724
Consumer Staples	33,942,511	—	—	—	33,942,511
Energy	24,645,092	—	—	—	24,645,092
Financials	59,716,269	—	—	—	59,716,269
Health Care	69,624,856	—	—	—	69,624,856
Industrials	42,401,624	—	—	—	42,401,624
Information Technology	90,762,197	—	—	—	90,762,197
Materials	10,039,095	—	—	—	10,039,095
Real Estate	11,633,666	—	—	—	11,633,666
Utilities	15,575,453	—	—	—	15,575,453
Total Common Stocks	444,534,484	—	—	—	444,534,484
Money Market Funds	—	—	—	8,475,178	8,475,178
Total Investments in Securities	444,534,484	—	—	8,475,178	453,009,662
Investments in Derivatives
Asset
Futures Contracts	136,261	—	—	—	136,261
Total	444,670,745	—	—	8,475,178	453,145,923
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Large Cap Enhanced Core Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 9.8%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	1,079,355	33,719,050
CenturyLink, Inc.	141,277	2,656,008
Verizon Communications, Inc.	614,126	37,031,798
Total		73,406,856
Entertainment 2.0%
21st Century Fox, Inc., Class A	156,667	7,750,317
21st Century Fox, Inc., Class B	72,393	3,549,429
Activision Blizzard, Inc.	113,316	5,652,202
Electronic Arts, Inc.(a)	45,301	3,808,455
Netflix, Inc.(a)	64,724	18,519,478
Take-Two Interactive Software, Inc.(a)	16,920	1,855,616
Viacom, Inc., Class B	52,526	1,620,952
Walt Disney Co. (The)	221,046	25,528,603
Total		68,285,052
Interactive Media & Services 4.4%
Alphabet, Inc., Class A(a)	44,423	49,293,982
Alphabet, Inc., Class C(a)	45,765	50,086,589
Facebook, Inc., Class A(a)	358,444	50,400,811
TripAdvisor, Inc.(a)	15,206	974,096
Twitter, Inc.(a)	107,010	3,365,464
Total		154,120,942
Media 1.3%
CBS Corp., Class B Non Voting	50,318	2,726,229
Charter Communications, Inc., Class A(a)	26,533	8,734,664
Comcast Corp., Class A	679,607	26,511,469
Discovery, Inc., Class A(a)	23,225	713,472
Discovery, Inc., Class C(a)	53,453	1,492,942
DISH Network Corp., Class A(a)	34,046	1,115,347
Interpublic Group of Companies, Inc. (The)	57,044	1,340,534
News Corp., Class A	56,984	739,652
News Corp., Class B	18,395	246,493
Omnicom Group, Inc.	33,349	2,566,873
Total		46,187,675
Total Communication Services		342,000,525
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.7%
Auto Components 0.1%
Aptiv PLC	39,350	2,829,265
BorgWarner, Inc.	31,047	1,228,840
Goodyear Tire & Rubber Co. (The)	35,230	815,927
Total		4,874,032
Automobiles 0.4%
Ford Motor Co.	581,865	5,475,350
General Motors Co.	195,025	7,401,199
Harley-Davidson, Inc.	24,750	1,046,677
Total		13,923,226
Distributors 0.1%
Genuine Parts Co.	21,810	2,261,915
LKQ Corp.(a)	47,279	1,316,248
Total		3,578,163
Diversified Consumer Services —%
H&R Block, Inc.	30,548	825,102
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	59,937	3,613,602
Chipotle Mexican Grill, Inc.(a)	3,637	1,721,065
Darden Restaurants, Inc.	18,445	2,038,910
Hilton Worldwide Holdings, Inc.	44,315	3,347,555
Marriott International, Inc., Class A	42,806	4,923,974
McDonald’s Corp.	115,304	21,735,957
MGM Resorts International	75,950	2,047,612
Norwegian Cruise Line Holdings Ltd.(a)	32,580	1,672,005
Royal Caribbean Cruises Ltd.	25,469	2,879,780
Starbucks Corp.	184,144	12,286,088
Wynn Resorts Ltd.	14,535	1,590,129
Yum! Brands, Inc.	47,164	4,349,464
Total		62,206,141
Household Durables 0.3%
D.R. Horton, Inc.	51,002	1,898,294
Garmin Ltd.	17,960	1,197,214
Leggett & Platt, Inc.	19,346	749,464
Lennar Corp., Class A	43,358	1,852,687
Columbia Large Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mohawk Industries, Inc.(a)	9,426	1,207,094
Newell Brands, Inc.	64,611	1,511,897
PulteGroup, Inc.	38,833	1,029,851
Whirlpool Corp.	9,597	1,210,470
Total		10,656,971
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.(a)	60,893	102,919,522
Booking Holdings, Inc.(a)	7,060	13,356,673
eBay, Inc.(a)	138,257	4,126,971
Expedia Group, Inc.	17,665	2,133,755
Total		122,536,921
Leisure Products 0.1%
Hasbro, Inc.	17,354	1,579,214
Mattel, Inc.(a)	51,148	710,957
Total		2,290,171
Multiline Retail 0.5%
Dollar General Corp.	39,466	4,380,331
Dollar Tree, Inc.(a)	35,353	3,067,580
Kohl’s Corp.	24,781	1,664,540
Macy’s, Inc.	45,624	1,561,253
Nordstrom, Inc.	17,038	900,799
Target Corp.	78,229	5,551,130
Total		17,125,633
Specialty Retail 2.2%
Advance Auto Parts, Inc.	11,006	1,955,876
AutoZone, Inc.(a)	3,929	3,178,836
Best Buy Co., Inc.	36,124	2,333,249
CarMax, Inc.(a)	26,243	1,733,875
Foot Locker, Inc.	17,380	980,232
Gap, Inc. (The)	32,252	880,157
Home Depot, Inc. (The)	170,054	30,664,137
L Brands, Inc.	33,931	1,123,455
Lowe’s Companies, Inc.	120,543	11,375,643
O’Reilly Automotive, Inc.(a)	11,979	4,154,078
Ross Stores, Inc.	55,965	4,902,534
Tiffany & Co.	16,195	1,473,745
TJX Companies, Inc. (The)	186,402	9,105,738
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	18,107	1,722,519
Ulta Beauty, Inc.(a)	8,444	2,514,539
Total		78,098,613
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	53,580	852,458
Michael Kors Holdings Ltd.(a)	22,194	970,987
Nike, Inc., Class B	190,323	14,297,064
PVH Corp.	11,407	1,260,588
Ralph Lauren Corp.	8,210	914,594
Tapestry, Inc.	42,814	1,666,749
Under Armour, Inc., Class A(a)	27,659	660,497
Under Armour, Inc., Class C(a)	28,352	633,100
VF Corp.	48,322	3,928,095
Total		25,184,132
Total Consumer Discretionary		341,299,105
Consumer Staples 7.3%
Beverages 1.9%
Brown-Forman Corp., Class B	25,046	1,195,195
Coca-Cola Co. (The)	568,898	28,672,459
Constellation Brands, Inc., Class A	24,948	4,883,821
Molson Coors Brewing Co., Class B	27,817	1,829,524
Monster Beverage Corp.(a)	59,127	3,528,699
PepsiCo, Inc.	210,208	25,632,764
Total		65,742,462
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	65,179	15,074,599
Kroger Co. (The)	118,414	3,512,159
SYSCO Corp.	71,069	4,790,051
Walgreens Boots Alliance, Inc.	125,381	10,616,009
Walmart, Inc.	213,300	20,828,745
Total		54,821,563
Food Products 1.2%
Archer-Daniels-Midland Co.	83,194	3,828,588
Campbell Soup Co.	28,598	1,121,042
ConAgra Foods, Inc.	69,714	2,254,551
General Mills, Inc.	88,582	3,747,904
Hershey Co. (The)	20,778	2,250,257
Hormel Foods Corp.	40,411	1,822,132

2	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
JM Smucker Co. (The)	16,904	1,766,637
Kellogg Co.	37,611	2,393,940
Kraft Heinz Co. (The)	92,425	4,724,766
Lamb Weston Holdings, Inc.	21,730	1,666,691
McCormick & Co., Inc.	18,030	2,704,500
Mondelez International, Inc., Class A	217,971	9,804,335
Tyson Foods, Inc., Class A	43,987	2,593,034
Total		40,678,377
Household Products 1.5%
Church & Dwight Co., Inc.	36,470	2,413,949
Clorox Co. (The)	19,038	3,153,074
Colgate-Palmolive Co.	128,975	8,192,492
Kimberly-Clark Corp.	51,671	5,961,283
Procter & Gamble Co. (The)	369,959	34,964,825
Total		54,685,623
Personal Products 0.1%
Coty, Inc., Class A	66,956	558,413
Estee Lauder Companies, Inc. (The), Class A	33,312	4,752,290
Total		5,310,703
Tobacco 1.0%
Altria Group, Inc.	280,192	15,362,927
Philip Morris International, Inc.	231,046	19,992,411
Total		35,355,338
Total Consumer Staples		256,594,066
Energy 5.4%
Energy Equipment & Services 0.5%
Baker Hughes, Inc.	75,557	1,724,211
Halliburton Co.	130,783	4,110,510
Helmerich & Payne, Inc.	16,192	981,235
National Oilwell Varco, Inc.	56,873	1,826,192
Schlumberger Ltd.	205,726	9,278,242
TechnipFMC PLC	63,500	1,466,215
Total		19,386,605
Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	76,105	4,025,955
Apache Corp.	56,850	1,997,141
Cabot Oil & Gas Corp.	65,575	1,649,867
Chevron Corp.	284,796	33,873,636
Common Stocks (continued)
Issuer	Shares	Value ($)
Cimarex Energy Co.	14,170	1,161,657
Concho Resources, Inc.(a)	29,763	3,879,309
ConocoPhillips	172,723	11,430,808
Devon Energy Corp.	69,622	1,881,883
Diamondback Energy, Inc.	22,530	2,486,861
EOG Resources, Inc.	86,088	8,893,751
Exxon Mobil Corp.(b)	629,266	50,026,647
Hess Corp.	37,415	2,016,294
HollyFrontier Corp.	24,090	1,504,902
Kinder Morgan, Inc.	282,077	4,815,054
Marathon Oil Corp.	126,955	2,118,879
Marathon Petroleum Corp.	99,656	6,493,585
Newfield Exploration Co.(a)	29,706	503,517
Noble Energy, Inc.	71,804	1,704,627
Occidental Petroleum Corp.	113,665	7,987,240
ONEOK, Inc.	61,128	3,755,093
Phillips 66	63,484	5,937,024
Pioneer Natural Resources Co.	25,324	3,741,621
Valero Energy Corp.	63,525	5,075,647
Williams Companies, Inc. (The)	179,746	4,551,169
Total		171,512,167
Total Energy		190,898,772
Financials 13.5%
Banks 6.0%
Bank of America Corp.	1,380,638	39,210,119
BB&T Corp.	115,103	5,881,763
Citigroup, Inc.	374,040	24,234,052
Citizens Financial Group, Inc.	70,743	2,572,216
Comerica, Inc.	24,029	1,902,616
Fifth Third Bancorp	99,035	2,766,048
Huntington Bancshares, Inc.	164,124	2,394,569
JPMorgan Chase & Co.	499,524	55,542,074
KeyCorp	156,362	2,867,679
M&T Bank Corp.	21,371	3,611,913
People’s United Financial, Inc.	55,398	934,010
PNC Financial Services Group, Inc. (The)	69,010	9,370,178
Regions Financial Corp.	153,671	2,527,888
SunTrust Banks, Inc.	68,476	4,292,760
SVB Financial Group(a)	7,910	2,015,547

Columbia Large Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
U.S. Bancorp	227,602	12,395,205
Wells Fargo & Co.	644,244	34,969,564
Zions Bancorp	28,891	1,405,836
Total		208,894,037
Capital Markets 2.7%
Affiliated Managers Group, Inc.	7,938	882,071
Ameriprise Financial, Inc.(c)	21,087	2,736,038
Bank of New York Mellon Corp. (The)	136,728	7,015,514
BlackRock, Inc.	18,259	7,815,035
Cboe Global Markets, Inc.	16,620	1,788,644
Charles Schwab Corp. (The)	178,723	8,006,790
CME Group, Inc.	52,598	9,997,828
E*TRADE Financial Corp.	38,596	2,018,185
Franklin Resources, Inc.	45,431	1,539,657
Goldman Sachs Group, Inc. (The)	52,183	9,950,776
Intercontinental Exchange, Inc.	85,232	6,965,159
Invesco Ltd.	61,069	1,242,754
Moody’s Corp.	24,819	3,947,958
Morgan Stanley	197,086	8,748,647
MSCI, Inc.	13,200	2,073,588
Nasdaq, Inc.	17,119	1,563,307
Northern Trust Corp.	33,185	3,292,948
Raymond James Financial, Inc.	19,511	1,555,612
S&P Global, Inc.	37,381	6,835,490
State Street Corp.	56,392	4,117,744
T. Rowe Price Group, Inc.	36,147	3,591,566
Total		95,685,311
Consumer Finance 0.7%
American Express Co.	104,943	11,781,951
Capital One Financial Corp.	71,108	6,376,965
Discover Financial Services	50,929	3,631,238
Synchrony Financial	101,277	2,631,176
Total		24,421,330
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	289,740	63,232,858
Jefferies Financial Group, Inc.	43,104	941,822
Total		64,174,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.3%
Aflac, Inc.	114,120	5,219,849
Allstate Corp. (The)	51,463	4,589,985
American International Group, Inc.	132,045	5,710,946
Aon PLC	36,061	5,954,032
Arthur J Gallagher & Co.	27,139	2,091,603
Assurant, Inc.	7,844	762,751
Brighthouse Financial, Inc.(a)	17,808	716,950
Chubb Ltd.	68,858	9,209,069
Cincinnati Financial Corp.	22,479	1,837,209
Everest Re Group Ltd.	6,076	1,349,358
Hartford Financial Services Group, Inc. (The)	53,276	2,354,266
Lincoln National Corp.	32,203	2,027,823
Loews Corp.	41,331	1,986,368
Marsh & McLennan Companies, Inc.	75,056	6,657,467
MetLife, Inc.	147,858	6,598,902
Principal Financial Group, Inc.	39,356	1,941,038
Progressive Corp. (The)	86,667	5,745,155
Prudential Financial, Inc.	61,976	5,810,870
Torchmark Corp.	15,412	1,331,751
Travelers Companies, Inc. (The)	39,787	5,187,031
Unum Group	32,505	1,167,254
Willis Towers Watson PLC	19,440	3,099,708
Total		81,349,385
Total Financials		474,524,743
Health Care 15.4%
Biotechnology 2.6%
AbbVie, Inc.	225,069	21,217,255
Alexion Pharmaceuticals, Inc.(a)	33,121	4,078,851
Amgen, Inc.	96,204	20,034,483
Biogen, Inc.(a)	29,945	9,993,245
Celgene Corp.(a)	104,540	7,549,879
Gilead Sciences, Inc.	192,678	13,861,255
Incyte Corp.(a)	26,221	1,684,699
Regeneron Pharmaceuticals, Inc.(a)	11,513	4,209,729
Vertex Pharmaceuticals, Inc.(a)	37,988	6,867,851
Total		89,497,247

4	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	260,745	19,308,167
ABIOMED, Inc.(a)	6,670	2,218,976
Align Technology, Inc.(a)	10,864	2,497,525
Baxter International, Inc.	73,848	5,062,280
Becton Dickinson and Co.	39,771	10,052,120
Boston Scientific Corp.(a)	205,548	7,742,993
Cooper Companies, Inc. (The)	7,306	2,037,132
Danaher Corp.	91,523	10,025,429
Dentsply Sirona, Inc.	33,051	1,248,667
Edwards Lifesciences Corp.(a)	31,124	5,042,399
Hologic, Inc.(a)	40,450	1,796,385
IDEXX Laboratories, Inc.(a)	12,870	2,622,391
Intuitive Surgical, Inc.(a)	16,902	8,972,765
Medtronic PLC	200,728	19,577,002
ResMed, Inc.	21,220	2,372,184
Stryker Corp.	46,135	8,094,847
Varian Medical Systems, Inc.(a)	13,608	1,679,091
Zimmer Biomet Holdings, Inc.	30,248	3,539,621
Total		113,889,974
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	23,796	2,115,464
Anthem, Inc.	38,636	11,207,145
Cardinal Health, Inc.	45,906	2,517,026
Centene Corp.(a)	30,512	4,340,332
CIGNA Corp.	36,172	8,080,101
CVS Health Corp.	192,045	15,402,009
DaVita, Inc.(a)	18,856	1,245,627
Express Scripts Holding Co.(a)	83,565	8,479,341
Five Star Quality Care, Inc.(a),(d),(e)	0	0
HCA Healthcare, Inc.	40,120	5,776,879
Henry Schein, Inc.(a)	22,752	2,029,478
Humana, Inc.	20,477	6,746,557
Laboratory Corp. of America Holdings(a)	15,146	2,205,864
McKesson Corp.	29,695	3,697,028
Quest Diagnostics, Inc.	20,309	1,798,768
UnitedHealth Group, Inc.	143,052	40,249,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Universal Health Services, Inc., Class B	12,793	1,765,306
WellCare Health Plans, Inc.(a)	7,430	1,893,758
Total		119,549,794
Health Care Technology 0.1%
Cerner Corp.(a)	48,903	2,831,973
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	47,378	3,427,798
Illumina, Inc.(a)	21,849	7,374,038
IQVIA Holdings, Inc.(a)	24,090	3,012,936
Mettler-Toledo International, Inc.(a)	3,744	2,383,655
PerkinElmer, Inc.	16,457	1,432,746
Thermo Fisher Scientific, Inc.	59,870	14,940,559
Waters Corp.(a)	11,459	2,275,528
Total		34,847,260
Pharmaceuticals 5.1%
Allergan PLC	47,428	7,427,225
Bristol-Myers Squibb Co.	242,545	12,966,456
Eli Lilly & Co.	142,070	16,855,185
Johnson & Johnson	398,733	58,573,877
Merck & Co., Inc.	395,285	31,361,912
Mylan NV(a)	76,632	2,594,759
Nektar Therapeutics(a)	25,630	1,035,196
Perrigo Co. PLC	18,714	1,165,508
Pfizer, Inc.	871,288	40,279,644
Zoetis, Inc.	71,614	6,722,406
Total		178,982,168
Total Health Care		539,598,416
Industrials 9.2%
Aerospace & Defense 2.5%
Arconic, Inc.	63,886	1,372,271
Boeing Co. (The)	79,416	27,538,292
General Dynamics Corp.	41,389	7,652,412
Harris Corp.	17,465	2,496,622
Huntington Ingalls Industries, Inc.	6,440	1,387,820
L3 Technologies, Inc.	11,644	2,134,229
Lockheed Martin Corp.	36,823	11,062,734
Northrop Grumman Corp.	25,880	6,725,694
Raytheon Co.	42,397	7,433,890

Columbia Large Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textron, Inc.	36,925	2,072,970
TransDigm Group, Inc.(a)	7,194	2,601,854
United Technologies Corp.	120,243	14,650,407
Total		87,129,195
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	20,593	1,901,352
Expeditors International of Washington, Inc.	25,909	1,971,416
FedEx Corp.	36,164	8,281,556
United Parcel Service, Inc., Class B	103,059	11,881,672
Total		24,035,996
Airlines 0.5%
Alaska Air Group, Inc.	18,298	1,340,511
American Airlines Group, Inc.	60,915	2,446,346
Delta Air Lines, Inc.	93,500	5,676,385
Southwest Airlines Co.	76,655	4,186,130
United Continental Holdings, Inc.(a)	34,038	3,291,475
Total		16,940,847
Building Products 0.2%
Allegion PLC	14,118	1,293,068
AO Smith Corp.	21,480	1,017,722
Fortune Brands Home & Security, Inc.	21,168	927,158
Johnson Controls International PLC	137,474	4,781,346
Masco Corp.	45,700	1,448,233
Total		9,467,527
Commercial Services & Supplies 0.3%
Cintas Corp.	12,795	2,397,527
Copart, Inc.(a)	30,380	1,554,849
Republic Services, Inc.	32,396	2,505,507
Rollins, Inc.	14,590	927,340
Waste Management, Inc.	58,620	5,495,625
Total		12,880,848
Construction & Engineering 0.1%
Fluor Corp.	20,901	855,478
Jacobs Engineering Group, Inc.	17,717	1,163,475
Quanta Services, Inc.(a)	22,115	776,237
Total		2,795,190
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.5%
AMETEK, Inc.	34,463	2,530,618
Eaton Corp. PLC	64,397	4,954,705
Emerson Electric Co.	93,404	6,306,638
Rockwell Automation, Inc.	18,304	3,191,120
Total		16,983,081
Industrial Conglomerates 1.4%
3M Co.	87,191	18,128,753
General Electric Co.	1,291,751	9,688,132
Honeywell International, Inc.	110,377	16,197,825
Roper Technologies, Inc.	15,360	4,570,982
Total		48,585,692
Machinery 1.5%
Caterpillar, Inc.	88,338	11,984,816
Cummins, Inc.	22,328	3,372,868
Deere & Co.	47,811	7,404,968
Dover Corp.	21,954	1,863,675
Flowserve Corp.	19,453	943,665
Fortive Corp.	45,718	3,477,768
Illinois Tool Works, Inc.	45,853	6,375,860
Ingersoll-Rand PLC	36,463	3,774,650
PACCAR, Inc.	52,099	3,241,600
Parker-Hannifin Corp.	19,668	3,383,683
Pentair PLC	23,983	1,024,074
Snap-On, Inc.	8,381	1,393,257
Stanley Black & Decker, Inc.	22,737	2,975,136
Xylem, Inc.	26,701	1,948,639
Total		53,164,659
Professional Services 0.3%
Equifax, Inc.	17,900	1,837,793
IHS Markit Ltd.(a)	53,022	2,829,784
Nielsen Holdings PLC	52,948	1,438,597
Robert Half International, Inc.	18,197	1,125,121
Verisk Analytics, Inc.(a)	24,484	3,019,367
Total		10,250,662

6	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.0%
CSX Corp.	121,262	8,807,259
JB Hunt Transport Services, Inc.	13,005	1,383,212
Kansas City Southern	15,182	1,564,505
Norfolk Southern Corp.	41,623	7,106,711
Union Pacific Corp.	109,912	16,902,267
Total		35,763,954
Trading Companies & Distributors 0.2%
Fastenal Co.	42,653	2,527,617
United Rentals, Inc.(a)	12,294	1,439,996
W.W. Grainger, Inc.	6,761	2,123,224
Total		6,090,837
Total Industrials		324,088,488
Information Technology 19.8%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	7,670	1,829,141
Cisco Systems, Inc.	679,441	32,524,841
F5 Networks, Inc.(a)	9,042	1,554,953
Juniper Networks, Inc.	51,249	1,471,359
Motorola Solutions, Inc.	24,116	3,165,225
Total		40,545,519
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	44,637	3,925,378
Corning, Inc.	120,396	3,879,159
FLIR Systems, Inc.	20,515	940,818
IPG Photonics Corp.(a)	5,350	760,502
Keysight Technologies, Inc.(a)	27,860	1,722,305
TE Connectivity Ltd.	51,788	3,984,051
Total		15,212,213
IT Services 4.7%
Accenture PLC, Class A	95,237	15,668,391
Akamai Technologies, Inc.(a)	25,195	1,732,156
Alliance Data Systems Corp.	7,027	1,407,930
Automatic Data Processing, Inc.	65,116	9,599,401
Broadridge Financial Solutions, Inc.	17,290	1,830,492
Cognizant Technology Solutions Corp., Class A	86,240	6,142,875
DXC Technology Co.	41,786	2,634,190
Fidelity National Information Services, Inc.	48,873	5,275,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Fiserv, Inc.(a)	60,180	4,762,043
FleetCor Technologies, Inc.(a)	13,140	2,541,276
Gartner, Inc.(a)	13,500	2,068,065
Global Payments, Inc.	23,512	2,628,877
International Business Machines Corp.	135,663	16,858,841
Jack Henry & Associates, Inc.	11,470	1,602,359
MasterCard, Inc., Class A	135,593	27,263,685
Paychex, Inc.	47,582	3,366,902
PayPal Holdings, Inc.(a)	175,931	15,096,639
Total System Services, Inc.	24,940	2,179,008
VeriSign, Inc.(a)	15,948	2,488,845
Visa, Inc., Class A	264,065	37,420,651
Western Union Co. (The)	66,478	1,245,133
Total		163,813,599
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.(a)	127,506	2,715,878
Analog Devices, Inc.	55,245	5,078,121
Applied Materials, Inc.	146,100	5,446,608
Broadcom, Inc.	64,157	15,231,513
Intel Corp.	685,337	33,793,968
KLA-Tencor Corp.	23,204	2,286,986
Lam Research Corp.	23,422	3,676,317
Maxim Integrated Products, Inc.	41,270	2,307,818
Microchip Technology, Inc.	35,010	2,625,750
Micron Technology, Inc.(a)	172,387	6,647,243
NVIDIA Corp.	90,371	14,769,333
Qorvo, Inc.(a)	18,673	1,228,870
QUALCOMM, Inc.	180,258	10,501,831
Skyworks Solutions, Inc.	26,604	1,935,973
Texas Instruments, Inc.	144,501	14,428,425
Xilinx, Inc.	37,592	3,476,508
Total		126,151,142
Software 6.0%
Adobe, Inc.(a)	72,780	18,259,774
ANSYS, Inc.(a)	12,525	2,029,301
Autodesk, Inc.(a)	32,496	4,695,672
Cadence Design Systems, Inc.(a)	42,030	1,893,031
Citrix Systems, Inc.	19,151	2,086,885
Fortinet, Inc.(a)	21,370	1,577,961

Columbia Large Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	38,447	8,248,035
Microsoft Corp.	1,139,728	126,384,438
Oracle Corp.	420,119	20,485,002
Red Hat, Inc.(a)	26,365	4,707,734
Salesforce.com, Inc.(a)	112,464	16,055,361
Symantec Corp.	92,375	2,042,411
Synopsys, Inc.(a)	22,086	2,030,587
Total		210,496,192
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	681,975	121,787,096
Hewlett Packard Enterprise Co.	218,727	3,280,905
HP, Inc.	235,195	5,409,485
NetApp, Inc.	38,530	2,576,501
Seagate Technology PLC	38,844	1,673,788
Western Digital Corp.	43,306	1,965,659
Xerox Corp.	30,832	829,997
Total		137,523,431
Total Information Technology		693,742,096
Materials 2.6%
Chemicals 2.0%
Air Products & Chemicals, Inc.	32,587	5,242,271
Albemarle Corp.	16,121	1,552,775
CF Industries Holdings, Inc.	34,696	1,463,824
DowDuPont, Inc.	342,949	19,839,599
Eastman Chemical Co.	20,999	1,655,141
Ecolab, Inc.	37,783	6,063,794
FMC Corp.	20,010	1,655,627
International Flavors & Fragrances, Inc.	15,044	2,130,682
Linde PLC	81,854	13,018,879
LyondellBasell Industries NV, Class A	47,454	4,427,933
Mosaic Co. (The)	52,704	1,897,344
PPG Industries, Inc.	35,973	3,932,928
Sherwin-Williams Co. (The)	12,209	5,177,470
Total		68,058,267
Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,363	1,785,430
Vulcan Materials Co.	19,660	2,078,259
Total		3,863,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Avery Dennison Corp.	12,995	1,252,718
Ball Corp.	51,117	2,510,356
International Paper Co.	60,776	2,807,244
Packaging Corp. of America	14,050	1,374,371
Sealed Air Corp.	23,600	862,108
WestRock Co.	37,920	1,786,411
Total		10,593,208
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	215,365	2,571,458
Newmont Mining Corp.	79,278	2,563,851
Nucor Corp.	47,015	2,840,176
Total		7,975,485
Total Materials		90,490,649
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.8%
Alexandria Real Estate Equities, Inc.	15,721	1,957,265
American Tower Corp.	65,525	10,778,207
Apartment Investment & Management Co., Class A	23,389	1,101,388
AvalonBay Communities, Inc.	20,545	3,915,261
Boston Properties, Inc.	22,950	3,011,040
Crown Castle International Corp.	61,659	7,084,619
Digital Realty Trust, Inc.	30,636	3,524,365
Duke Realty Corp.	53,100	1,511,226
Equinix, Inc.	11,820	4,554,010
Equity Residential	54,740	3,900,225
Essex Property Trust, Inc.	9,817	2,577,061
Extra Space Storage, Inc.	18,798	1,804,232
Federal Realty Investment Trust	10,927	1,443,347
HCP, Inc.	69,833	2,043,314
Host Hotels & Resorts, Inc.	110,232	2,094,408
Iron Mountain, Inc.	42,532	1,444,812
Kimco Realty Corp.	62,627	1,023,951
Macerich Co. (The)	15,726	790,861
Mid-America Apartment Communities, Inc.	16,920	1,752,235
ProLogis, Inc.	93,562	6,300,465
Public Storage	22,276	4,750,580
Realty Income Corp.	43,105	2,762,599

8	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Regency Centers Corp.	25,185	1,603,277
SBA Communications Corp.(a)	17,070	2,915,727
Simon Property Group, Inc.	45,956	8,533,570
SL Green Realty Corp.	12,865	1,240,443
UDR, Inc.	39,783	1,695,551
Ventas, Inc.	52,982	3,363,827
Vornado Realty Trust	25,728	1,851,387
Welltower, Inc.	55,299	3,999,777
Weyerhaeuser Co.	112,613	2,974,109
Total		98,303,139
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	46,966	2,051,475
Total Real Estate		100,354,614
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	34,747	1,577,166
American Electric Power Co., Inc.	73,263	5,695,466
Duke Energy Corp.	105,875	9,377,349
Edison International	48,426	2,678,926
Entergy Corp.	26,878	2,339,999
Evergy, Inc.	40,380	2,397,360
Eversource Energy	47,099	3,218,746
Exelon Corp.	143,562	6,659,841
FirstEnergy Corp.	72,211	2,731,742
NextEra Energy, Inc.	70,092	12,736,417
PG&E Corp.(a)	76,868	2,027,778
Pinnacle West Capital Corp.	16,641	1,487,040
PPL Corp.	103,979	3,180,718
Southern Co. (The)	150,732	7,134,145
Xcel Energy, Inc.	75,664	3,968,577
Total		67,211,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	98,349	1,523,426
NRG Energy, Inc.	45,100	1,733,193
Total		3,256,619
Multi-Utilities 1.0%
Ameren Corp.	36,273	2,489,053
CenterPoint Energy, Inc.	73,137	2,048,567
CMS Energy Corp.	42,106	2,193,302
Consolidated Edison, Inc.	46,236	3,715,063
Dominion Energy, Inc.	97,170	7,239,165
DTE Energy Co.	27,014	3,234,656
NiSource, Inc.	53,956	1,425,518
Public Service Enterprise Group, Inc.	75,108	4,198,537
SCANA Corp.	21,194	988,912
Sempra Energy	40,644	4,683,002
WEC Energy Group, Inc.	46,893	3,398,805
Total		35,614,580
Water Utilities 0.1%
American Water Works Co., Inc.	26,827	2,559,564
Total Utilities		108,642,033
Total Common Stocks (Cost $1,453,741,415)		3,462,233,507

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(c),(f)	46,805,724	46,801,043
Total Money Market Funds (Cost $46,801,043)		46,801,043
Total Investments in Securities (Cost: $1,500,542,458)		3,509,034,550
Other Assets & Liabilities, Net		(723,498)
Net Assets		3,508,311,052

At November 30, 2018, securities and/or cash totaling $3,720,600 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	360	12/2018	USD	49,649,400	1,066,062	—
Columbia Large Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	23,437	330	(2,680)	21,087	279,277	(873,282)	60,706	2,736,038
Columbia Short-Term Cash Fund, 2.364%
	55,498,320	540,890,588	(549,583,184)	46,805,724	(234)	3,568	705,420	46,801,043
Total					279,043	(869,714)	766,126	49,537,081

(d)	Represents fractional shares.
(e)	Negligible market value.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
10	Columbia Large Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	342,000,525	—	—	—	342,000,525
Consumer Discretionary	341,299,105	—	—	—	341,299,105
Consumer Staples	256,594,066	—	—	—	256,594,066
Energy	190,898,772	—	—	—	190,898,772
Financials	474,524,743	—	—	—	474,524,743
Health Care	539,598,416	0*	—	—	539,598,416
Industrials	324,088,488	—	—	—	324,088,488
Information Technology	693,742,096	—	—	—	693,742,096
Materials	90,490,649	—	—	—	90,490,649
Real Estate	100,354,614	—	—	—	100,354,614
Utilities	108,642,033	—	—	—	108,642,033
Total Common Stocks	3,462,233,507	0*	—	—	3,462,233,507
Money Market Funds	—	—	—	46,801,043	46,801,043
Total Investments in Securities	3,462,233,507	0*	—	46,801,043	3,509,034,550
Investments in Derivatives
Asset
Futures Contracts	1,066,062	—	—	—	1,066,062
Total	3,463,299,569	0*	—	46,801,043	3,510,100,612

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Large Cap Index Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Large Cap Growth Fund III, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 12.9%
Entertainment 1.2%
Electronic Arts, Inc.(a)	231,434	19,456,656
Interactive Media & Services 9.9%
Alphabet, Inc., Class A(a)	78,570	87,185,200
Alphabet, Inc., Class C(a)	12,542	13,726,341
Facebook, Inc., Class A(a)	384,460	54,058,921
Total		154,970,462
Media 0.6%
DISH Network Corp., Class A(a)	285,123	9,340,630
Wireless Telecommunication Services 1.2%
T-Mobile U.S.A., Inc.(a)	265,065	18,143,699
Total Communication Services		201,911,447
Consumer Discretionary 17.7%
Hotels, Restaurants & Leisure 1.5%
Norwegian Cruise Line Holdings Ltd.(a)	235,433	12,082,421
Yum! Brands, Inc.	116,199	10,715,872
Total		22,798,293
Internet & Direct Marketing Retail 9.0%
Alibaba Group Holding Ltd., ADR(a)	137,585	22,131,923
Amazon.com, Inc.(a)	54,557	92,210,605
Booking Holdings, Inc.(a)	14,347	27,142,802
Total		141,485,330
Specialty Retail 3.8%
Burlington Stores, Inc.(a)	70,266	11,647,292
O’Reilly Automotive, Inc.(a)	69,100	23,962,498
Ulta Beauty, Inc.(a)	78,077	23,250,550
Total		58,860,340
Textiles, Apparel & Luxury Goods 3.4%
Canada Goose Holdings, Inc.(a)	170,805	11,503,717
Nike, Inc., Class B	373,873	28,085,340
PVH Corp.	125,720	13,893,317
Total		53,482,374
Total Consumer Discretionary		276,626,337
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.2%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	93,104	21,533,093
SYSCO Corp.	190,503	12,839,902
Total		34,372,995
Tobacco 1.0%
Philip Morris International, Inc.	188,379	16,300,435
Total Consumer Staples		50,673,430
Energy 1.2%
Energy Equipment & Services 0.4%
TechnipFMC PLC	249,084	5,751,350
Oil, Gas & Consumable Fuels 0.8%
Cimarex Energy Co.	82,885	6,794,912
Diamondback Energy, Inc.	52,465	5,791,087
Total		12,585,999
Total Energy		18,337,349
Financials 3.9%
Banks 1.0%
Citigroup, Inc.	248,823	16,121,242
Capital Markets 2.9%
Bank of New York Mellon Corp. (The)	313,014	16,060,748
BlackRock, Inc.	38,393	16,432,588
Charles Schwab Corp. (The)	264,493	11,849,287
Total		44,342,623
Total Financials		60,463,865
Health Care 17.5%
Biotechnology 6.0%
Alexion Pharmaceuticals, Inc.(a)	171,725	21,147,934
Biogen, Inc.(a)	79,823	26,638,532
BioMarin Pharmaceutical, Inc.(a)	161,175	15,477,635
Exact Sciences Corp.(a)	119,577	9,324,614
Vertex Pharmaceuticals, Inc.(a)	122,091	22,072,832
Total		94,661,547
Columbia Large Cap Growth Fund III | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.7%
Align Technology, Inc.(a)	33,910	7,795,570
Edwards Lifesciences Corp.(a)	124,785	20,216,418
IDEXX Laboratories, Inc.(a)	21,205	4,320,731
Medtronic PLC	255,742	24,942,517
Total		57,275,236
Health Care Providers & Services 1.3%
Humana, Inc.	62,770	20,680,832
Life Sciences Tools & Services 2.6%
Illumina, Inc.(a)	52,659	17,772,412
Thermo Fisher Scientific, Inc.	92,518	23,087,867
Total		40,860,279
Pharmaceuticals 3.9%
Allergan PLC	68,425	10,715,355
Bristol-Myers Squibb Co.	410,437	21,941,962
Johnson & Johnson	192,390	28,262,091
Total		60,919,408
Total Health Care		274,397,302
Industrials 8.1%
Aerospace & Defense 1.4%
L3 Technologies, Inc.	121,229	22,220,063
Air Freight & Logistics 1.5%
FedEx Corp.	105,112	24,070,648
Electrical Equipment 1.2%
AMETEK, Inc.	256,343	18,823,267
Industrial Conglomerates 1.6%
Honeywell International, Inc.	168,679	24,753,643
Machinery 2.4%
Ingersoll-Rand PLC	205,447	21,267,873
Xylem, Inc.	221,414	16,158,794
Total		37,426,667
Total Industrials		127,294,288
Information Technology 31.1%
Electronic Equipment, Instruments & Components 1.1%
Zebra Technologies Corp., Class A(a)	92,238	16,584,393
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.6%
FleetCor Technologies, Inc.(a)	107,544	20,799,009
Pagseguro Digital Ltd., Class A(a)	449,983	10,799,592
PayPal Holdings, Inc.(a)	362,598	31,114,534
Square, Inc., Class A(a)	57,871	4,041,711
Visa, Inc., Class A	375,094	53,154,571
Total		119,909,417
Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	118,812	28,207,157
Lam Research Corp.	125,745	19,736,935
MACOM Technology Solutions Holdings, Inc.(a)	248,051	4,407,866
NVIDIA Corp.	130,336	21,300,813
Total		73,652,771
Software 12.4%
Adobe, Inc.(a)	152,474	38,254,202
Microsoft Corp.	1,017,091	112,785,221
Salesforce.com, Inc.(a)	187,278	26,735,807
ServiceNow, Inc.(a)	92,906	17,212,695
Total		194,987,925
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	461,881	82,482,709
Total Information Technology		487,617,215
Materials 1.1%
Chemicals 1.1%
Eastman Chemical Co.	218,537	17,225,086
Total Materials		17,225,086
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	130,486	21,463,642
Equinix, Inc.	49,886	19,220,078
Total		40,683,720
Total Real Estate		40,683,720
Total Common Stocks (Cost $1,086,350,635)		1,555,230,039

2	Columbia Large Cap Growth Fund III | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, November 30, 2018 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	19,251,067	19,249,142
Total Money Market Funds (Cost $19,249,142)		19,249,142
Total Investments in Securities (Cost: $1,105,599,777)		1,574,479,181
Other Assets & Liabilities, Net		(7,438,923)
Net Assets		1,567,040,258
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	10,205,483	204,784,844	(195,739,260)	19,251,067	134	—	226,971	19,249,142
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Large Cap Growth Fund III | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund III, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	201,911,447	—	—	—	201,911,447
Consumer Discretionary	276,626,337	—	—	—	276,626,337
Consumer Staples	50,673,430	—	—	—	50,673,430
Energy	18,337,349	—	—	—	18,337,349
Financials	60,463,865	—	—	—	60,463,865
Health Care	274,397,302	—	—	—	274,397,302
Industrials	127,294,288	—	—	—	127,294,288
Information Technology	487,617,215	—	—	—	487,617,215
Materials	17,225,086	—	—	—	17,225,086
Real Estate	40,683,720	—	—	—	40,683,720
Total Common Stocks	1,555,230,039	—	—	—	1,555,230,039
Money Market Funds	—	—	—	19,249,142	19,249,142
Total Investments in Securities	1,555,230,039	—	—	19,249,142	1,574,479,181
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund III | Quarterly Report 2018

Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Communication Services 2.2%
Entertainment 0.8%
Cinemark Holdings, Inc.	274,943	10,549,563
Live Nation Entertainment, Inc.(a)	356,840	19,868,851
World Wrestling Entertainment, Inc., Class A	112,160	8,295,354
Total		38,713,768
Interactive Media & Services 0.1%
Cars.com Inc(a)	165,910	4,292,092
Media 1.1%
AMC Networks, Inc., Class A(a)	117,524	7,034,987
Cable One, Inc.	12,834	11,541,488
John Wiley & Sons, Inc., Class A	117,664	6,505,642
Meredith Corp.	102,898	5,891,939
New York Times Co. (The), Class A	364,949	9,791,582
TEGNA, Inc.	556,720	7,398,809
Total		48,164,447
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	238,135	8,508,563
Total Communication Services		99,678,870
Consumer Discretionary 11.5%
Auto Components 0.8%
Adient PLC	224,570	5,317,818
Dana, Inc.	373,820	5,424,128
Delphi Technologies PLC	229,620	3,924,206
Gentex Corp.	695,466	15,661,894
Visteon Corp.(a)	75,940	5,605,891
Total		35,933,937
Automobiles 0.2%
Thor Industries, Inc.	129,464	8,778,954
Distributors 0.4%
Pool Corp.	104,420	16,969,294
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a)	154,988	8,949,007
Graham Holdings Co., Class B	11,332	7,467,335
Service Corp. International	466,441	21,549,574
Common Stocks (continued)
Issuer	Shares	Value ($)
Sotheby’s (a)	90,002	3,599,180
Weight Watchers International, Inc.(a)	99,930	4,998,499
Total		46,563,595
Hotels, Restaurants & Leisure 3.9%
Boyd Gaming Corp.	209,060	5,188,869
Brinker International, Inc.	99,829	5,099,265
Cheesecake Factory, Inc. (The)	109,045	5,145,834
Churchill Downs, Inc.	30,870	8,574,451
Cracker Barrel Old Country Store, Inc.	62,080	11,224,685
Domino’s Pizza, Inc.	108,290	30,030,983
Dunkin’ Brands Group, Inc.	216,660	16,032,840
Eldorado Resorts, Inc.(a)	168,010	7,389,080
International Speedway Corp., Class A	63,209	2,676,269
Jack in the Box, Inc.	66,880	5,931,587
Marriott Vacations Worldwide Corp.	105,919	8,600,623
Papa John’s International, Inc.	58,060	2,786,299
Penn National Gaming, Inc.(a)	275,620	6,093,958
Scientific Games Corp., Class A(a)	141,860	2,763,433
Six Flags Entertainment Corp.	184,770	11,337,487
Texas Roadhouse, Inc.	171,910	11,351,217
Wendy’s Co. (The)	484,188	8,681,491
Wyndham Destinations, Inc.	257,110	10,662,352
Wyndham Hotels & Resorts, Inc.	258,500	12,958,605
Total		172,529,328
Household Durables 1.4%
Helen of Troy Ltd.(a)	68,130	9,744,634
KB Home	221,306	4,671,770
NVR, Inc.(a)	8,822	21,613,900
Tempur Sealy International, Inc.(a)	118,264	6,029,099
Toll Brothers, Inc.	350,616	11,559,809
TRI Pointe Group, Inc.(a)	367,760	4,589,645
Tupperware Brands Corp.	129,370	4,910,885
Total		63,119,742
Leisure Products 0.6%
Brunswick Corp.	224,280	11,895,811
Polaris Industries, Inc.	151,314	14,677,458
Total		26,573,269
Columbia Mid Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.4%
Big Lots, Inc.	104,330	4,544,615
Dillard’s, Inc., Class A	49,750	3,452,152
Ollie’s Bargain Outlet Holdings, Inc.(a)	132,960	11,793,552
Total		19,790,319
Specialty Retail 2.1%
Aaron’s, Inc.	178,899	8,372,473
American Eagle Outfitters, Inc.	435,764	9,120,540
AutoNation, Inc.(a)	148,740	5,522,716
Bed Bath & Beyond, Inc.	362,400	4,667,712
Dick’s Sporting Goods, Inc.	197,910	7,120,802
Five Below, Inc.(a)	144,120	15,102,335
Michaels Companies, Inc. (The)(a)	252,620	4,286,961
Murphy U.S.A., Inc.(a)	77,390	6,270,138
Sally Beauty Holdings, Inc.(a)	310,700	6,558,877
Signet Jewelers Ltd.	134,250	7,074,975
Urban Outfitters, Inc.(a)	197,240	7,512,872
Williams-Sonoma, Inc.	208,328	11,797,615
Total		93,408,016
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	120,182	11,116,835
Deckers Outdoor Corp.(a)	77,772	10,362,341
Skechers U.S.A., Inc., Class A(a)	349,390	9,433,530
Total		30,912,706
Total Consumer Discretionary		514,579,160
Consumer Staples 2.7%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	22,330	6,130,478
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	94,640	12,253,041
Sprouts Farmers Market, Inc.(a)	328,670	7,565,983
Total		19,819,024
Food Products 1.7%
Flowers Foods, Inc.	474,481	9,389,979
Hain Celestial Group, Inc. (The)(a)	231,200	4,785,840
Ingredion, Inc.	183,686	19,187,839
Lancaster Colony Corp.	50,475	9,101,652
Post Holdings, Inc.(a)	172,291	16,669,154
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanderson Farms, Inc.	51,980	5,882,057
Tootsie Roll Industries, Inc.	47,969	1,679,395
TreeHouse Foods, Inc.(a)	145,460	7,651,196
Total		74,347,112
Household Products 0.2%
Energizer Holdings, Inc.	154,573	6,929,508
Personal Products 0.3%
Edgewell Personal Care Co.(a)	139,753	5,841,675
Nu Skin Enterprises, Inc., Class A	143,610	9,473,952
Total		15,315,627
Total Consumer Staples		122,541,749
Energy 4.6%
Energy Equipment & Services 1.4%
Apergy Corp.(a)	200,010	6,856,343
Core Laboratories NV	114,340	9,502,797
Diamond Offshore Drilling, Inc.(a)	167,050	2,104,830
Dril-Quip, Inc.(a)	97,100	3,812,146
Ensco PLC, Class A	1,130,440	6,409,595
McDermott International, Inc.(a)	466,900	4,066,699
Nabors Industries Ltd.	841,750	2,718,852
Oceaneering International, Inc.(a)	254,826	4,278,529
Patterson-UTI Energy, Inc.	569,023	7,898,039
Rowan Companies PLC, Class A(a)	328,580	4,554,119
Transocean Ltd.(a)	1,110,900	10,309,152
Total		62,511,101
Oil, Gas & Consumable Fuels 3.2%
Callon Petroleum Co.(a)	588,530	5,031,932
Chesapeake Energy Corp.(a)	2,359,300	6,889,156
CNX Resources Corp.(a)	551,010	7,625,978
Diamondback Energy, Inc.	136,529	15,070,019
EQT Corp.	682,750	12,774,252
Equitrans Midstream Corp.(a)	526,730	11,756,614
Gulfport Energy Corp.(a)	407,850	3,474,882
Matador Resources Co.(a)	267,840	6,106,752
Murphy Oil Corp.	420,680	13,419,692
Oasis Petroleum, Inc.(a)	690,810	4,932,383
PBF Energy, Inc., Class A	309,940	11,988,479
QEP Resources, Inc.(a)	612,860	4,921,266

2	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Range Resources Corp.	535,460	7,790,943
SM Energy Co.	266,809	5,442,904
Southwestern Energy Co.(a)	1,516,280	7,308,470
World Fuel Services Corp.	175,710	4,531,561
WPX Energy, Inc.(a)	1,021,050	14,243,647
Total		143,308,930
Total Energy		205,820,031
Financials 15.9%
Banks 7.4%
Associated Banc-Corp.	445,069	10,312,249
BancorpSouth Bank	232,260	7,151,285
Bank of Hawaii Corp.	108,696	8,668,506
Bank OZK	312,630	8,472,273
Cathay General Bancorp	199,635	7,899,557
Chemical Financial Corp.	184,650	8,715,480
Commerce Bancshares, Inc.	257,666	16,238,136
Cullen/Frost Bankers, Inc.	165,279	16,580,789
East West Bancorp, Inc.	374,767	20,121,240
First Horizon National Corp.	840,510	13,860,010
FNB Corp.	838,590	10,281,113
Fulton Financial Corp.	454,955	7,920,767
Hancock Whitney Corp.	220,701	8,876,594
Home Bancshares, Inc.	415,570	8,149,328
International Bancshares Corp.	141,962	5,449,921
MB Financial, Inc.	217,760	9,990,829
PacWest Bancorp	316,620	12,740,789
Pinnacle Financial Partners, Inc.	189,320	10,857,502
Prosperity Bancshares, Inc.	171,585	11,906,283
Signature Bank	143,151	17,654,813
Sterling Bancorp	583,120	11,254,216
Synovus Financial Corp.	303,485	11,474,768
TCF Financial Corp.	433,679	9,753,441
Texas Capital Bancshares, Inc.(a)	129,720	7,739,095
Trustmark Corp.	174,880	5,655,619
UMB Financial Corp.	116,600	7,890,322
Umpqua Holdings Corp.	569,490	10,956,988
United Bankshares, Inc.	268,500	9,711,645
Valley National Bancorp	857,241	9,275,348
Common Stocks (continued)
Issuer	Shares	Value ($)
Webster Financial Corp.	238,515	14,351,448
Wintrust Financial Corp.	145,770	11,275,309
Total		331,185,663
Capital Markets 2.8%
Eaton Vance Corp.	305,282	12,434,136
Evercore, Inc., Class A	105,920	8,744,755
Factset Research Systems, Inc.	99,204	23,262,346
Federated Investors, Inc., Class B	247,560	6,555,389
Interactive Brokers Group, Inc., Class A	194,180	11,233,313
Janus Henderson Group PLC	435,357	10,187,354
Legg Mason, Inc.	220,990	6,402,080
MarketAxess Holdings, Inc.	97,160	21,154,647
SEI Investments Co.	340,685	18,294,784
Stifel Financial Corp.	184,140	8,888,438
Total		127,157,242
Consumer Finance 0.4%
Navient Corp.	609,090	7,004,535
SLM Corp.(a)	1,125,970	11,563,712
Total		18,568,247
Insurance 4.7%
Alleghany Corp.	38,628	24,375,427
American Financial Group, Inc.	182,017	18,631,260
Aspen Insurance Holdings Ltd.	154,374	6,462,096
Brown & Brown, Inc.	599,466	17,396,503
CNO Financial Group, Inc.	425,600	7,788,480
First American Financial Corp.	288,765	13,956,013
Genworth Financial, Inc., Class A(a)	1,294,840	6,033,954
Hanover Insurance Group, Inc. (The)	110,010	12,619,247
Kemper Corp.	157,391	11,977,455
Mercury General Corp.	70,121	3,972,355
Old Republic International Corp.	735,276	16,580,474
Primerica, Inc.	111,535	13,259,281
Reinsurance Group of America, Inc.	164,629	24,592,280
RenaissanceRe Holdings Ltd.	104,130	13,808,679
WR Berkley Corp.	248,863	19,605,427
Total		211,058,931

Columbia Mid Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc.(a)	19,220	5,003,735
New York Community Bancorp, Inc.	1,268,154	13,480,477
Washington Federal, Inc.	216,039	6,224,083
Total		24,708,295
Total Financials		712,678,378
Health Care 9.9%
Biotechnology 0.8%
Exelixis, Inc.(a)	770,770	15,654,339
Ligand Pharmaceuticals, Inc.(a)	54,580	8,611,086
United Therapeutics Corp.(a)	112,658	13,304,910
Total		37,570,335
Health Care Equipment & Supplies 4.4%
Avanos Medical, Inc.(a)	122,280	5,833,979
Cantel Medical Corp.	93,840	8,058,979
Globus Medical, Inc., Class A(a)	189,530	9,152,404
Haemonetics Corp.(a)	133,680	14,341,190
Hill-Rom Holdings, Inc.	171,734	16,651,329
ICU Medical, Inc.(a)	42,880	10,312,211
Inogen, Inc.(a)	45,280	6,672,461
Integra LifeSciences Holdings Corp.(a)	182,740	9,800,346
LivaNova PLC(a)	125,670	12,716,547
Masimo Corp.(a)	124,130	13,706,435
NuVasive, Inc.(a)	132,990	8,470,133
STERIS PLC	218,668	26,038,985
Teleflex, Inc.	118,437	32,619,919
West Pharmaceutical Services, Inc.	190,180	20,836,121
Total		195,211,039
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.(a)	228,290	7,755,011
Chemed Corp.	41,610	13,181,216
Encompass Health Corp.	255,680	19,229,693
HealthEquity, Inc.(a)	140,090	12,424,582
Mednax, Inc.(a)	241,722	9,717,224
Molina Healthcare, Inc.(a)	159,730	22,315,878
Patterson Companies, Inc.	213,410	5,414,212
Tenet Healthcare Corp.(a)	214,500	5,592,015
Total		95,629,831
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	451,573	4,610,561
Medidata Solutions, Inc.(a)	154,330	11,915,819
Total		16,526,380
Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A(a)	51,811	14,220,047
Bio-Techne Corp.	97,581	15,751,525
Charles River Laboratories International, Inc.(a)	124,218	16,750,797
Pra Health Sciences, Inc.(a)	149,830	17,491,154
Syneos Health, Inc.(a)	157,030	8,121,592
Total		72,335,115
Pharmaceuticals 0.6%
Catalent, Inc.(a)	374,670	14,855,665
Mallinckrodt PLC(a)	215,190	5,119,370
Prestige Consumer Healthcare, Inc.(a)	133,790	5,193,728
Total		25,168,763
Total Health Care		442,441,463
Industrials 15.1%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	113,740	12,556,896
Esterline Technologies Corp.(a)	68,533	8,136,923
Teledyne Technologies, Inc.(a)	92,880	20,858,990
Total		41,552,809
Airlines 0.4%
JetBlue Airways Corp.(a)	809,076	15,793,164
Building Products 0.6%
Lennox International, Inc.	93,692	21,165,960
Resideo Technologies, Inc.(a)	320,150	6,604,694
Total		27,770,654
Commercial Services & Supplies 1.5%
Brink’s Co. (The)	131,770	9,331,951
Clean Harbors, Inc.(a)	132,000	8,517,960
Deluxe Corp.	123,162	6,201,207
Healthcare Services Group, Inc.	190,700	9,001,040
Herman Miller, Inc.	153,869	5,210,004
HNI Corp.	113,105	4,360,198
MSA Safety, Inc.	90,456	9,858,800

4	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pitney Bowes, Inc.	486,260	4,104,034
Stericycle, Inc.(a)	221,240	10,635,007
Total		67,220,201
Construction & Engineering 1.3%
AECOM (a)	415,805	13,372,289
Dycom Industries, Inc.(a)	80,780	5,352,483
EMCOR Group, Inc.	150,460	10,962,516
Granite Construction, Inc.	118,172	5,983,048
KBR, Inc.	363,867	6,757,010
MasTec, Inc.(a)	168,160	7,582,334
Valmont Industries, Inc.	57,951	7,564,924
Total		57,574,604
Electrical Equipment 1.3%
Acuity Brands, Inc.	103,910	13,510,378
EnerSys	108,930	9,517,214
Hubbell, Inc.	141,655	15,604,715
nVent Electric PLC	421,350	10,542,177
Regal Beloit Corp.	112,384	8,786,181
Total		57,960,665
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	154,494	16,302,207
Machinery 5.0%
AGCO Corp.	171,881	10,257,858
Crane Co.	131,015	11,315,766
Donaldson Co., Inc.	333,555	18,692,422
Graco, Inc.	432,276	19,041,758
IDEX Corp.	198,303	27,246,832
ITT, Inc.	226,552	12,562,308
Kennametal, Inc.	211,156	8,830,544
Lincoln Electric Holdings, Inc.	168,545	14,486,443
Nordson Corp.	135,346	16,297,012
Oshkosh Corp.	189,060	13,485,650
Terex Corp.	167,725	5,544,989
Timken Co. (The)	179,475	7,205,921
Toro Co. (The)	272,050	16,864,379
Trinity Industries, Inc.	382,016	9,103,441
Common Stocks (continued)
Issuer	Shares	Value ($)
Wabtec Corp.	221,850	20,987,010
Woodward, Inc.	143,587	12,015,360
Total		223,937,693
Marine 0.2%
Kirby Corp.(a)	139,358	10,638,590
Professional Services 1.0%
ASGN, Inc.(a)	135,390	9,375,758
Dun & Bradstreet Corp. (The)	96,010	13,781,275
Insperity, Inc.	98,660	9,869,946
ManpowerGroup, Inc.	167,827	13,624,196
Total		46,651,175
Road & Rail 1.7%
Avis Budget Group, Inc.(a)	172,040	5,039,052
Genesee & Wyoming, Inc., Class A(a)	153,704	12,800,469
Knight-Swift Transportation Holdings, Inc.	331,640	11,494,642
Landstar System, Inc.	106,278	11,592,804
Old Dominion Freight Line, Inc.	169,640	23,194,877
Ryder System, Inc.	137,310	7,767,627
Werner Enterprises, Inc.	114,864	3,889,295
Total		75,778,766
Trading Companies & Distributors 0.8%
GATX Corp.	97,498	8,142,058
MSC Industrial Direct Co., Inc., Class A	119,130	10,553,727
NOW, Inc.(a)	280,320	3,781,517
Watsco, Inc.	82,893	12,740,654
Total		35,217,956
Total Industrials		676,398,484
Information Technology 14.3%
Communications Equipment 1.3%
Arris International PLC(a)	438,380	13,545,942
Ciena Corp.(a)	368,792	12,029,995
InterDigital, Inc.	90,024	6,775,206
Lumentum Holdings, Inc.(a)	162,390	7,221,483
Netscout Systems, Inc.(a)	187,450	5,019,911
Plantronics, Inc.	85,269	3,902,762
Viasat, Inc.(a)	144,760	10,008,707
Total		58,504,006

Columbia Mid Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.(a)	226,006	17,395,682
Avnet, Inc.	299,380	13,118,832
Belden, Inc.	105,100	5,862,478
Cognex Corp.	444,900	19,584,498
Coherent, Inc.(a)	62,840	8,681,974
Jabil, Inc.	396,420	9,898,608
Littelfuse, Inc.	64,860	12,410,961
National Instruments Corp.	290,626	14,229,049
SYNNEX Corp.	107,130	8,649,676
Tech Data Corp.(a)	99,184	8,921,601
Trimble Navigation Ltd.(a)	646,428	24,583,657
Vishay Intertechnology, Inc.	341,678	7,123,986
Zebra Technologies Corp., Class A(a)	138,855	24,966,129
Total		175,427,131
IT Services 2.9%
CACI International, Inc., Class A(a)	64,180	10,583,924
CoreLogic, Inc.(a)	209,337	8,469,775
Leidos Holdings, Inc.	389,182	24,518,466
Live Ramp Holdings, Inc.(a)	200,353	9,476,697
MAXIMUS, Inc.	166,130	11,815,166
Perspecta, Inc.	368,600	7,781,146
Sabre Corp.	711,520	18,193,566
Science Applications International Corp.	109,774	7,631,488
Teradata Corp.(a)	308,010	11,590,416
WEX, Inc.(a)	111,447	17,270,942
Total		127,331,586
Semiconductors & Semiconductor Equipment 2.7%
Cirrus Logic, Inc.(a)	157,810	5,908,406
Cree, Inc.(a)	263,248	11,619,767
Cypress Semiconductor Corp.	935,002	12,996,528
First Solar, Inc.(a)	195,150	8,674,418
Integrated Device Technology, Inc.(a)	334,511	16,036,457
MKS Instruments, Inc.	141,700	11,117,782
Monolithic Power Systems, Inc.	100,640	13,291,525
Silicon Laboratories, Inc.(a)	112,112	9,907,338
Synaptics, Inc.(a)	91,450	3,517,167
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	482,160	17,208,290
Versum Materials, Inc.	281,760	9,760,166
Total		120,037,844
Software 3.3%
ACI Worldwide, Inc.(a)	299,378	8,646,037
Blackbaud, Inc.	125,650	9,203,862
CDK Global, Inc.	334,760	16,871,904
CommVault Systems, Inc.(a)	99,355	5,855,984
Fair Isaac Corp.(a)	75,372	14,971,140
j2 Global, Inc.	120,980	8,929,534
LogMeIn, Inc.	134,140	12,371,732
Manhattan Associates, Inc.(a)	170,070	8,423,567
PTC, Inc.(a)	274,260	23,720,747
Tyler Technologies, Inc.(a)	99,960	19,268,290
Ultimate Software Group, Inc. (The)(a)	80,690	21,295,705
Total		149,558,502
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.(a)	304,910	8,449,056
Total Information Technology		639,308,125
Materials 6.4%
Chemicals 2.5%
Ashland Global Holdings, Inc.	161,440	13,220,322
Cabot Corp.	159,199	7,832,591
Chemours Co. LLC (The)	457,350	13,025,328
Minerals Technologies, Inc.	91,305	5,138,645
NewMarket Corp.	23,103	9,714,349
Olin Corp.	431,893	9,298,656
PolyOne Corp.	206,740	6,950,599
RPM International, Inc.	345,101	22,759,411
Scotts Miracle-Gro Co. (The), Class A	101,787	7,733,776
Sensient Technologies Corp.	109,330	7,025,546
Valvoline, Inc.	493,307	10,403,845
Total		113,103,068
Construction Materials 0.2%
Eagle Materials, Inc.	123,580	9,021,340

6	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.3%
AptarGroup, Inc.	160,812	16,732,489
Bemis Co., Inc.	235,380	11,477,129
Greif, Inc., Class A	67,083	3,439,345
Owens-Illinois, Inc.(a)	411,840	7,573,738
Silgan Holdings, Inc.	200,250	5,156,437
Sonoco Products Co.	257,586	14,821,498
Total		59,200,636
Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	325,040	8,535,550
Carpenter Technology Corp.	122,222	5,265,324
Commercial Metals Co.	302,622	5,831,526
Compass Minerals International, Inc.	87,544	4,385,954
Reliance Steel & Aluminum Co.	187,111	15,053,080
Royal Gold, Inc.	169,405	12,391,976
Steel Dynamics, Inc.	607,199	21,373,405
United States Steel Corp.	458,330	10,569,090
Worthington Industries, Inc.	104,480	4,327,562
Total		87,733,467
Paper & Forest Products 0.4%
Domtar Corp.	162,656	7,088,548
Louisiana-Pacific Corp.	369,087	8,437,329
Total		15,525,877
Total Materials		284,584,388
Real Estate 9.2%
Equity Real Estate Investment Trusts (REITS) 8.7%
Alexander & Baldwin, Inc.(a)	175,089	3,629,595
American Campus Communities, Inc.	354,383	15,532,607
Camden Property Trust	240,007	22,839,066
CoreCivic, Inc.	306,635	6,730,638
Coresite Realty Corp.	94,930	9,251,878
Corporate Office Properties Trust	281,521	6,888,819
Cousins Properties, Inc.	1,087,190	9,186,755
CyrusOne, Inc.	270,550	15,172,444
Douglas Emmett, Inc.	417,460	15,412,623
EPR Properties	192,280	13,619,192
First Industrial Realty Trust, Inc.	325,820	10,445,789
GEO Group, Inc. (The)	314,945	7,319,322
Common Stocks (continued)
Issuer	Shares	Value ($)
Healthcare Realty Trust, Inc.	323,870	10,039,970
Highwoods Properties, Inc.	267,564	11,604,251
Hospitality Properties Trust	425,073	11,408,959
JBG SMITH Properties	280,070	11,222,405
Kilroy Realty Corp.	260,305	18,244,777
Lamar Advertising Co., Class A	218,829	16,595,991
LaSalle Hotel Properties	285,510	9,153,451
Liberty Property Trust	382,271	17,313,054
Life Storage, Inc.	120,520	11,767,573
Mack-Cali Realty Corp.	233,558	5,058,866
Medical Properties Trust, Inc.	943,580	16,295,627
National Retail Properties, Inc.	405,998	20,324,260
Omega Healthcare Investors, Inc.	518,100	19,656,714
Pebblebrook Hotel Trust	83,344	2,910,372
PotlatchDeltic Corp.	174,755	6,483,410
Rayonier, Inc.	334,805	10,589,882
Sabra Health Care REIT, Inc.	461,069	8,894,021
Senior Housing Properties Trust	614,585	8,456,690
Tanger Factory Outlet Centers, Inc.	242,860	5,743,639
Taubman Centers, Inc.	157,739	8,350,703
Uniti Group, Inc.	454,354	9,055,275
Urban Edge Properties	294,890	5,880,107
Weingarten Realty Investors	308,037	8,889,948
Total		389,968,673
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	117,768	16,864,378
Realogy Holdings Corp.	320,740	6,177,452
Total		23,041,830
Total Real Estate		413,010,503
Utilities 5.0%
Electric Utilities 1.4%
Allete, Inc.	132,830	10,809,705
Hawaiian Electric Industries, Inc.	281,576	10,789,992
IDACORP, Inc.	130,329	12,803,521
OGE Energy Corp.	516,538	20,465,236
PNM Resources, Inc.	206,000	8,903,320
Total		63,771,774

Columbia Mid Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 2.2%
Atmos Energy Corp.	287,587	27,513,448
National Fuel Gas Co.	222,285	11,970,047
New Jersey Resources Corp.	228,300	11,079,399
ONE Gas, Inc.	135,820	11,556,924
Southwest Gas Holdings, Inc.	135,090	10,641,039
UGI Corp.	449,641	25,831,876
Total		98,592,733
Multi-Utilities 1.0%
Black Hills Corp.	139,592	9,242,386
MDU Resources Group, Inc.	506,936	13,418,596
NorthWestern Corp.	130,130	8,323,115
Vectren Corp.	214,860	15,429,097
Total		46,413,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.4%
Aqua America, Inc.	460,118	15,777,446
Total Utilities		224,555,147
Total Common Stocks (Cost $3,143,879,834)		4,335,596,298

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	54,909,897	54,904,406
Total Money Market Funds (Cost $54,904,406)		54,904,406
Total Investments in Securities (Cost: $3,198,784,240)		4,390,500,704
Other Assets & Liabilities, Net		88,504,565
Net Assets		4,479,005,269

At November 30, 2018, securities and/or cash totaling $5,969,600 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 E-mini	757	12/2018	USD	142,278,150	1,700,227	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	66,343,121	471,403,717	(482,836,941)	54,909,897	1,805	4,776	975,676	54,904,406
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	99,678,870	—	—	—	99,678,870
Consumer Discretionary	514,579,160	—	—	—	514,579,160
Consumer Staples	122,541,749	—	—	—	122,541,749
Energy	205,820,031	—	—	—	205,820,031
Financials	712,678,378	—	—	—	712,678,378
Health Care	442,441,463	—	—	—	442,441,463
Industrials	676,398,484	—	—	—	676,398,484
Information Technology	639,308,125	—	—	—	639,308,125
Columbia Mid Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	284,584,388	—	—	—	284,584,388
Real Estate	413,010,503	—	—	—	413,010,503
Utilities	224,555,147	—	—	—	224,555,147
Total Common Stocks	4,335,596,298	—	—	—	4,335,596,298
Money Market Funds	—	—	—	54,904,406	54,904,406
Total Investments in Securities	4,335,596,298	—	—	54,904,406	4,390,500,704
Investments in Derivatives
Asset
Futures Contracts	1,700,227	—	—	—	1,700,227
Total	4,337,296,525	—	—	54,904,406	4,392,200,931
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Mid Cap Index Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select Mid Cap Value Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 8.3%
Hotels, Restaurants & Leisure 3.2%
Royal Caribbean Cruises Ltd.	462,700	52,317,489
Internet & Direct Marketing Retail 1.0%
Expedia Group, Inc.	133,381	16,111,091
Multiline Retail 2.4%
Dollar Tree, Inc.(a)	454,125	39,404,426
Textiles, Apparel & Luxury Goods 1.7%
Ralph Lauren Corp.	247,826	27,607,817
Total Consumer Discretionary		135,440,823
Consumer Staples 7.3%
Food & Staples Retailing 3.6%
Kroger Co. (The)	1,283,710	38,074,838
U.S. Foods Holding Corp.(a)	605,855	20,102,269
Total		58,177,107
Food Products 3.7%
Kellogg Co.	453,385	28,857,955
Tyson Foods, Inc., Class A	544,250	32,083,538
Total		60,941,493
Total Consumer Staples		119,118,600
Energy 7.2%
Energy Equipment & Services 1.6%
TechnipFMC PLC	1,106,975	25,560,053
Oil, Gas & Consumable Fuels 5.6%
Marathon Petroleum Corp.	523,125	34,086,825
Noble Energy, Inc.	1,094,850	25,991,739
WPX Energy, Inc.(a)	2,200,630	30,698,788
Total		90,777,352
Total Energy		116,337,405
Financials 18.9%
Banks 8.6%
Comerica, Inc.	304,500	24,110,310
Popular, Inc.	762,875	43,026,150
Regions Financial Corp.	1,594,850	26,235,282
SunTrust Banks, Inc.	731,275	45,843,630
Total		139,215,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.6%
Northern Trust Corp.	260,800	25,879,184
Diversified Financial Services 2.7%
Voya Financial, Inc.	971,350	43,662,183
Insurance 6.0%
Hartford Financial Services Group, Inc. (The)	1,035,068	45,739,655
Lincoln National Corp.	820,830	51,687,665
Total		97,427,320
Total Financials		306,184,059
Health Care 7.7%
Health Care Equipment & Supplies 2.2%
Zimmer Biomet Holdings, Inc.	306,665	35,885,938
Health Care Providers & Services 3.3%
Quest Diagnostics, Inc.	358,400	31,743,488
WellCare Health Plans, Inc.(a)	87,100	22,200,048
Total		53,943,536
Life Sciences Tools & Services 2.2%
Agilent Technologies, Inc.	497,515	35,995,210
Total Health Care		125,824,684
Industrials 11.6%
Aerospace & Defense 2.3%
L3 Technologies, Inc.	201,836	36,994,520
Airlines 2.4%
United Continental Holdings, Inc.(a)	410,255	39,671,659
Electrical Equipment 2.3%
AMETEK, Inc.	506,430	37,187,155
Machinery 2.7%
Ingersoll-Rand PLC	418,298	43,302,209
Road & Rail 1.9%
Norfolk Southern Corp.	180,695	30,851,864
Total Industrials		188,007,407
Information Technology 8.8%
Communications Equipment 2.8%
Motorola Solutions, Inc.	347,625	45,625,781
Columbia Select Mid Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.5%
First Data Corp., Class A(a)	2,157,520	41,165,482
Semiconductors & Semiconductor Equipment 3.5%
Marvell Technology Group Ltd.	1,349,850	21,746,083
Teradyne, Inc.	964,075	34,407,837
Total		56,153,920
Total Information Technology		142,945,183
Materials 6.4%
Chemicals 5.4%
Eastman Chemical Co.	482,625	38,040,503
FMC Corp.	598,730	49,538,920
Total		87,579,423
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	1,438,760	17,178,794
Total Materials		104,758,217
Real Estate 10.7%
Equity Real Estate Investment Trusts (REITS) 10.7%
ProLogis, Inc.	668,475	45,015,106
SL Green Realty Corp.	483,300	46,599,786
Taubman Centers, Inc.	601,925	31,865,910
Welltower, Inc.	691,215	49,995,581
Total		173,476,383
Total Real Estate		173,476,383
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 12.4%
Electric Utilities 4.4%
Edison International	485,780	26,873,350
Pinnacle West Capital Corp.	493,350	44,085,756
Total		70,959,106
Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	2,801,100	43,389,039
Multi-Utilities 5.3%
Ameren Corp.	637,300	43,731,526
CMS Energy Corp.	823,600	42,901,324
Total		86,632,850
Total Utilities		200,980,995
Total Common Stocks (Cost $1,501,565,478)		1,613,073,756

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	17,995,011	17,993,212
Total Money Market Funds (Cost $17,993,212)		17,993,212
Total Investments in Securities (Cost: $1,519,558,690)		1,631,066,968
Other Assets & Liabilities, Net		(7,193,016)
Net Assets		1,623,873,952

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	106,406,169	278,174,344	(366,585,502)	17,995,011	(3,169)	5,268	425,977	17,993,212
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	135,440,823	—	—	—	135,440,823
Consumer Staples	119,118,600	—	—	—	119,118,600
Energy	116,337,405	—	—	—	116,337,405
Financials	306,184,059	—	—	—	306,184,059
Health Care	125,824,684	—	—	—	125,824,684
Industrials	188,007,407	—	—	—	188,007,407
Information Technology	142,945,183	—	—	—	142,945,183
Materials	104,758,217	—	—	—	104,758,217
Columbia Select Mid Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	173,476,383	—	—	—	173,476,383
Utilities	200,980,995	—	—	—	200,980,995
Total Common Stocks	1,613,073,756	—	—	—	1,613,073,756
Money Market Funds	—	—	—	17,993,212	17,993,212
Total Investments in Securities	1,613,073,756	—	—	17,993,212	1,631,066,968
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Select Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 2.2%
Diversified Telecommunication Services 1.3%
ATN International, Inc.	61,414	5,193,168
Cincinnati Bell, Inc.(a)	283,892	3,525,939
Cogent Communications Holdings, Inc.	236,630	11,474,189
Consolidated Communications Holdings, Inc.	403,290	5,549,270
Frontier Communications Corp.	598,890	2,138,037
Iridium Communications, Inc.(a)	545,370	13,023,435
Vonage Holdings Corp.(a)	1,244,830	13,182,750
Total		54,086,788
Entertainment 0.1%
Marcus Corp. (The)	111,393	4,729,747
Interactive Media & Services 0.2%
QuinStreet, Inc.(a)	208,089	3,358,556
XO Group, Inc.(a)	139,297	4,805,747
Total		8,164,303
Media 0.6%
EW Scripps Co. (The), Class A	325,024	5,730,173
Gannett Co., Inc.	639,550	6,632,134
New Media Investment Group, Inc.	307,132	4,054,142
Scholastic Corp.	156,700	7,241,107
TechTarget, Inc.(a)	123,360	1,775,150
Total		25,432,706
Wireless Telecommunication Services —%
Spok Holdings, Inc.	102,419	1,492,245
Total Communication Services		93,905,789
Consumer Discretionary 13.7%
Auto Components 2.0%
American Axle & Manufacturing Holdings, Inc.(a)	632,150	7,870,268
Cooper Tire & Rubber Co.	283,340	9,690,228
Cooper-Standard Holding, Inc.(a)	93,800	6,858,656
Dorman Products, Inc.(a)	165,295	14,522,819
Fox Factory Holding Corp.(a)	214,070	13,638,400
Garrett Motion, Inc.(a)	420,320	4,833,680
Gentherm, Inc.(a)	206,380	9,582,223
LCI Industries	142,727	11,044,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Motorcar Parts of America, Inc.(a)	107,060	1,921,727
Standard Motor Products, Inc.	114,249	6,017,495
Superior Industries International, Inc.	130,284	958,890
Total		86,938,601
Automobiles 0.1%
Winnebago Industries, Inc.	162,390	4,064,622
Distributors 0.2%
Core-Mark Holding Co., Inc.	259,990	6,832,537
Diversified Consumer Services 0.6%
American Public Education, Inc.(a)	92,964	2,941,381
Career Education Corp.(a)	394,638	5,323,667
Regis Corp.(a)	187,520	3,425,990
Strategic Education, Inc.	121,766	16,619,841
Total		28,310,879
Hotels, Restaurants & Leisure 1.8%
Belmond Ltd., Class A(a)	506,990	9,227,218
BJ’s Restaurants, Inc.	118,972	6,462,559
Chuy’s Holdings, Inc.(a)	95,920	2,052,688
Dave & Buster’s Entertainment, Inc.	222,850	12,671,251
Dine Brands Global, Inc.	100,171	8,933,250
El Pollo Loco Holdings, Inc.(a)	124,560	1,902,031
Fiesta Restaurant Group, Inc.(a)	132,720	2,501,772
Monarch Casino & Resort, Inc.(a)	66,815	2,672,600
Red Robin Gourmet Burgers, Inc.(a)	73,564	2,551,935
Ruth’s Hospitality Group, Inc.	161,468	3,951,122
Shake Shack, Inc., Class A(a)	145,510	8,083,080
Sonic Corp.	194,033	8,430,734
Wingstop, Inc.	165,700	10,873,234
Total		80,313,474
Household Durables 1.8%
Cavco Industries, Inc.(a)	48,250	7,940,020
Ethan Allen Interiors, Inc.	139,642	2,901,761
Installed Building Products, Inc.(a)	125,220	4,849,770
iRobot Corp.(a)	155,115	14,797,971
La-Z-Boy, Inc.	264,247	7,723,940
LGI Homes, Inc.(a)	105,040	4,848,646
Columbia Small Cap Index Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
M/I Homes, Inc.(a)	161,713	3,806,724
MDC Holdings, Inc.	255,549	7,525,918
Meritage Homes Corp.(a)	216,271	8,272,366
TopBuild Corp.(a)	201,720	10,277,634
Universal Electronics, Inc.(a)	78,279	2,699,060
William Lyon Homes, Inc., Class A(a)	187,690	2,332,987
Total		77,976,797
Internet & Direct Marketing Retail 0.9%
Liquidity Services, Inc.(a)	145,450	942,516
Nutrisystem, Inc.	166,652	6,197,788
PetMed Express, Inc.	117,088	2,820,650
Shutterfly, Inc.(a)	189,280	9,462,107
Shutterstock, Inc.	104,890	4,007,847
Stamps.com, Inc.(a)	96,590	16,561,321
Total		39,992,229
Leisure Products 0.5%
Callaway Golf Co.	502,465	8,607,226
Nautilus, Inc.(a)	171,200	2,210,192
Sturm Ruger & Co., Inc.	98,810	5,297,204
Vista Outdoor, Inc.(a)	325,610	3,711,954
Total		19,826,576
Multiline Retail 0.1%
JCPenney Co., Inc.(a)	1,781,770	2,547,931
Specialty Retail 4.0%
Abercrombie & Fitch Co., Class A	379,080	7,926,563
Asbury Automotive Group, Inc.(a)	115,200	7,962,624
Ascena Retail Group, Inc.(a)	977,310	2,951,476
Barnes & Noble Education, Inc.(a)	204,473	1,363,835
Barnes & Noble, Inc.	322,360	2,440,265
Buckle, Inc. (The)	160,921	3,073,591
Caleres, Inc.	244,444	7,389,542
Cato Corp. (The), Class A	129,665	1,959,238
Chico’s FAS, Inc.	711,450	3,841,830
Children’s Place, Inc. (The)	92,821	12,033,315
DSW, Inc., Class A	386,060	10,709,304
Express, Inc.(a)	421,810	2,632,094
Francesca’s Holdings Corp.(a)	204,135	406,229
GameStop Corp., Class A	576,590	7,876,219
Common Stocks (continued)
Issuer	Shares	Value ($)
Genesco, Inc.(a)	112,722	4,707,271
Group 1 Automotive, Inc.	100,205	5,631,521
Guess?, Inc.	321,020	7,640,276
Haverty Furniture Companies, Inc.	108,686	2,226,976
Hibbett Sports, Inc.(a)	107,233	1,661,039
Kirkland’s, Inc.(a)	88,774	963,198
Lithia Motors, Inc., Class A	131,342	10,882,998
Lumber Liquidators Holdings, Inc.(a)	161,818	2,043,761
MarineMax, Inc.(a)	127,419	2,705,105
Monro, Inc.	186,131	15,136,173
Office Depot, Inc.	3,138,220	10,136,451
Rent-A-Center, Inc.(a)	251,370	3,690,112
Restoration Hardware Holdings, Inc.(a)	110,740	12,861,344
Shoe Carnival, Inc.	59,150	2,243,560
Sleep Number Corp.(a)	197,491	7,571,805
Sonic Automotive, Inc., Class A	133,721	2,111,455
Tailored Brands, Inc.	281,860	6,454,594
Tile Shop Holdings, Inc.	220,750	1,304,633
Vitamin Shoppe, Inc.(a)	88,493	690,245
Zumiez, Inc.(a)	106,888	2,107,831
Total		175,336,473
Textiles, Apparel & Luxury Goods 1.7%
Crocs, Inc.(a)	385,418	10,714,620
Fossil Group, Inc.(a)	257,180	4,971,289
G-III Apparel Group Ltd.(a)	236,600	9,482,928
Movado Group, Inc.	93,543	3,520,959
Oxford Industries, Inc.	95,866	7,706,668
Steven Madden Ltd.	451,963	14,566,768
Unifi, Inc.(a)	81,990	2,276,862
Vera Bradley, Inc.(a)	123,040	1,355,901
Wolverine World Wide, Inc.	538,202	18,621,789
Total		73,217,784
Total Consumer Discretionary		595,357,903
Consumer Staples 3.5%
Beverages 0.2%
Coca-Cola Bottling Co. Consolidated	26,270	5,582,900
MGP Ingredients, Inc.	71,520	4,862,645
Total		10,445,545

2	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	148,969	4,924,915
SpartanNash Co.	203,379	3,813,356
The Chefs’ Warehouse(a)	130,620	4,977,928
United Natural Foods, Inc.(a)	285,270	6,164,685
Total		19,880,884
Food Products 1.6%
B&G Foods, Inc.	373,176	11,318,428
Calavo Growers, Inc.	88,502	8,697,976
Cal-Maine Foods, Inc.	171,176	7,997,343
Darling Ingredients, Inc.(a)	931,953	20,391,132
Dean Foods Co.	517,180	2,606,587
J&J Snack Foods Corp.	84,747	13,294,262
John B. Sanfilippo & Son, Inc.	49,510	3,080,512
Seneca Foods Corp., Class A(a)	38,263	1,280,663
Total		68,666,903
Household Products 0.5%
Central Garden & Pet Co.(a)	58,430	1,977,856
Central Garden & Pet Co., Class A(a)	231,202	7,190,382
WD-40 Co.	78,519	13,715,699
Total		22,883,937
Personal Products 0.5%
Avon Products, Inc.(a)	2,503,680	5,307,802
Inter Parfums, Inc.	97,499	6,022,513
Medifast, Inc.	67,639	10,044,391
Total		21,374,706
Tobacco 0.2%
Universal Corp.	141,260	8,955,884
Total Consumer Staples		152,207,859
Energy 3.5%
Energy Equipment & Services 1.9%
Archrock, Inc.	732,490	7,471,398
Bristow Group, Inc.(a)	202,435	793,545
C&J Energy Services, Inc.(a)	359,820	6,181,708
CARBO Ceramics, Inc.(a)	120,900	553,722
Era Group, Inc.(a)	115,389	1,160,813
Exterran Corp.(a)	177,890	4,002,525
Geospace Technologies Corp.(a)	76,960	1,196,728
Common Stocks (continued)
Issuer	Shares	Value ($)
Gulf Island Fabrication, Inc.	77,477	612,068
Helix Energy Solutions Group, Inc.(a)	788,020	6,461,764
KLX Energy Services Holdings, Inc.(a)	114,880	2,319,427
Matrix Service Co.(a)	151,996	3,106,798
Newpark Resources, Inc.(a)	512,550	3,941,510
Noble Corp. PLC(a)	1,396,800	5,824,656
Oil States International, Inc.(a)	339,520	7,612,038
Pioneer Energy Services Corp.(a)	442,698	1,120,026
ProPetro Holding Corp.(a)	416,120	6,749,466
SEACOR Holdings, Inc.(a)	96,964	4,027,885
Superior Energy Services, Inc.(a)	873,420	4,760,139
Tetra Technologies, Inc.(a)	711,349	1,650,330
Unit Corp.(a)	306,130	6,367,504
US Silica Holdings, Inc.	438,520	6,222,599
Total		82,136,649
Oil, Gas & Consumable Fuels 1.6%
Bonanza Creek Energy, Inc.(a)	105,800	2,806,874
Carrizo Oil & Gas, Inc.(a)	482,235	8,251,041
Cloud Peak Energy, Inc.(a)	428,904	359,207
CONSOL Energy, Inc.(a)	158,500	5,446,060
Denbury Resources, Inc.(a)	2,607,220	5,892,317
Green Plains, Inc.	220,430	3,581,988
HighPoint Resources Corp.(a)	625,170	2,038,054
Laredo Petroleum, Inc.(a)	865,160	3,780,749
Par Pacific Holdings, Inc.(a)	158,410	2,680,297
PDC Energy, Inc.(a)	373,977	12,692,779
Penn Virginia Corp.(a)	75,850	4,410,678
Renewable Energy Group, Inc.(a)	210,890	5,683,486
REX American Resources Corp.(a)	32,360	2,251,933
Ring Energy, Inc.(a)	321,290	2,245,817
SRC Energy, Inc.(a)	1,372,660	7,920,248
Total		70,041,528
Total Energy		152,178,177
Financials 18.7%
Banks 9.5%
Ameris Bancorp	225,930	9,676,582
Banc of California, Inc.	241,420	4,152,424
Banner Corp.	178,963	10,737,780
Berkshire Hills Bancorp, Inc.	228,820	7,814,203

Columbia Small Cap Index Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Boston Private Financial Holdings, Inc.	478,645	6,074,005
Brookline Bancorp, Inc.	455,154	7,045,784
Central Pacific Financial Corp.	166,530	4,669,501
City Holding Co.	87,480	6,712,340
Columbia Banking System, Inc.	414,715	16,870,606
Community Bank System, Inc.	289,270	18,993,468
Customers Bancorp, Inc.(a)	164,910	3,217,394
CVB Financial Corp.	579,694	13,472,089
Eagle Bancorp, Inc.(a)	179,230	10,330,817
Fidelity Southern Corp.	124,770	2,960,792
First BanCorp	1,229,269	11,124,884
First Commonwealth Financial Corp.	568,072	7,918,924
First Financial Bancorp	554,125	15,471,170
First Financial Bankshares, Inc.	383,012	25,094,946
First Midwest Bancorp, Inc.	583,882	13,773,776
Franklin Financial Network, Inc.(a)	68,880	2,321,256
Glacier Bancorp, Inc.	478,367	22,588,490
Great Western Bancorp, Inc.	333,440	12,443,981
Green Bancorp, Inc.	149,930	3,049,576
Hanmi Financial Corp.	184,020	4,129,409
Heritage Financial Corp.	187,810	6,567,716
Hope Bancorp, Inc.	698,892	10,623,158
Independent Bank Corp.	155,866	12,526,950
LegacyTexas Financial Group, Inc.	254,533	9,878,426
National Bank Holdings Corp., Class A	146,130	5,440,420
NBT Bancorp, Inc.	247,080	9,628,708
OFG Bancorp	247,900	4,506,822
Old National Bancorp	855,276	16,019,319
Opus Bank	122,280	2,641,248
Pacific Premier Bancorp, Inc.(a)	254,240	7,848,389
Preferred Bank	78,930	4,042,795
S&T Bancorp, Inc.	198,147	8,375,674
Seacoast Banking Corp. of Florida(a)	290,130	8,413,770
ServisFirst Bancshares, Inc.	258,790	10,188,562
Simmons First National Corp., Class A	522,354	15,357,208
Southside Bancshares, Inc.	186,685	6,371,559
Tompkins Financial Corp.	70,043	5,727,416
Triumph Bancorp, Inc.(a)	136,770	5,235,556
United Community Banks, Inc.	447,935	11,579,120
Common Stocks (continued)
Issuer	Shares	Value ($)
Veritex Holdings, Inc.(a)	136,870	3,516,190
Westamerica Bancorporation	150,960	9,540,672
Total		414,673,875
Capital Markets 1.1%
A. Schulman, Inc.(a),(b),(c)	164,023	328,046
Blucora, Inc.(a)	269,669	8,348,952
Donnelley Financial Solution, Inc.(a)	192,436	3,205,984
Greenhill & Co., Inc.	98,990	2,329,235
INTL FCStone, Inc.(a)	89,890	3,502,114
Investment Technology Group, Inc.	186,723	5,625,964
Piper Jaffray Companies	85,858	6,127,686
Virtus Investment Partners, Inc.	40,557	3,852,915
Waddell & Reed Financial, Inc., Class A	451,440	9,191,318
WisdomTree Investments, Inc.	658,490	4,668,694
Total		47,180,908
Consumer Finance 1.6%
Encore Capital Group, Inc.(a)	144,875	4,053,602
Enova International, Inc.(a)	193,311	4,279,906
Ezcorp, Inc., Class A(a)	291,454	2,774,642
FirstCash, Inc.	250,895	22,342,200
Green Dot Corp., Class A(a)	267,775	22,316,368
PRA Group, Inc.(a)	256,394	7,825,145
World Acceptance Corp.(a)	37,970	4,136,452
Total		67,728,315
Insurance 3.6%
Ambac Financial Group, Inc.(a)	256,580	4,485,018
American Equity Investment Life Holding Co.	510,990	17,440,089
AMERISAFE, Inc.	109,070	7,044,831
eHealth, Inc.(a)	91,168	3,511,791
Employers Holdings, Inc.	185,416	8,334,449
HCI Group, Inc.	41,510	2,256,069
Horace Mann Educators Corp.	232,147	9,350,881
James River Group Holdings Ltd.	169,390	6,446,983
Maiden Holdings Ltd.	390,590	988,193
Navigators Group, Inc. (The)	131,412	9,129,192
ProAssurance Corp.	303,486	13,271,443
RLI Corp.	220,846	16,744,544
Safety Insurance Group, Inc.	82,197	7,218,541

4	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Selective Insurance Group, Inc.	333,009	22,101,807
Stewart Information Services Corp.	134,390	5,652,443
Third Point Reinsurance Ltd.(a)	422,480	4,359,994
United Fire Group, Inc.	120,515	6,492,143
United Insurance Holdings Corp.	121,190	2,351,086
Universal Insurance Holdings, Inc.	181,590	7,969,985
Total		155,149,482
Mortgage Real Estate Investment Trusts (REITS) 1.3%
Apollo Commercial Real Estate Finance, Inc.	632,400	11,977,656
ARMOUR Residential REIT, Inc.	237,310	5,254,043
Capstead Mortgage Corp.	523,565	4,047,158
Granite Point Mortgage Trust, Inc.	245,960	4,663,402
Invesco Mortgage Capital, Inc.	631,900	9,870,278
New York Mortgage Trust, Inc.	857,770	5,318,174
PennyMac Mortgage Investment Trust	344,980	7,261,829
Redwood Trust, Inc.	469,390	7,834,119
Total		56,226,659
Thrifts & Mortgage Finance 1.6%
Axos Financial, Inc.(a)	312,680	9,755,616
Dime Community Bancshares, Inc.	180,214	3,288,906
Flagstar Bancorp, Inc.(a)	166,320	5,397,084
HomeStreet, Inc.(a)	152,740	4,065,939
Meta Financial Group, Inc.	155,230	3,548,558
NMI Holdings, Inc., Class A(a)	372,170	7,272,202
Northfield Bancorp, Inc.	266,120	3,749,631
Northwest Bancshares, Inc.	583,896	10,469,255
Oritani Financial Corp.	222,178	3,463,755
Provident Financial Services, Inc.	347,961	8,935,638
TrustCo Bank Corp.	546,425	4,311,293
Walker & Dunlop, Inc.	162,810	7,689,516
Total		71,947,393
Total Financials		812,906,632
Health Care 11.7%
Biotechnology 2.3%
Acorda Therapeutics, Inc.(a)	223,075	4,557,422
AMAG Pharmaceuticals, Inc.(a)	195,120	3,521,916
Cytokinetics, Inc.(a)	309,200	2,430,312
Eagle Pharmaceuticals, Inc.(a)	63,060	3,178,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Emergent Biosolutions, Inc.(a)	249,139	18,147,285
Enanta Pharmaceuticals, Inc.(a)	88,840	7,030,798
Momenta Pharmaceuticals, Inc.(a)	443,261	5,248,210
Myriad Genetics, Inc.(a)	422,800	13,631,072
Progenics Pharmaceuticals, Inc.(a)	474,590	2,463,122
REGENXBIO, Inc.(a)	166,290	9,962,434
Repligen Corp.(a)	220,670	14,270,729
Spectrum Pharmaceuticals, Inc.(a)	559,505	8,090,442
Vanda Pharmaceuticals, Inc.(a)	296,470	7,423,609
Total		99,955,575
Health Care Equipment & Supplies 2.9%
Angiodynamics, Inc.(a)	209,850	4,509,676
Anika Therapeutics, Inc.(a)	82,550	2,843,848
CONMED Corp.	146,378	9,947,849
CryoLife, Inc.(a)	191,500	5,806,280
Cutera, Inc.(a)	78,320	1,605,560
Heska Corp.(a)	38,190	3,970,996
Integer Holdings Corp.(a)	167,492	14,836,441
Invacare Corp.	188,082	1,034,451
Lantheus Holdings, Inc.(a)	216,780	4,064,625
LeMaitre Vascular, Inc.	89,230	2,488,625
Meridian Bioscience, Inc.	239,960	4,544,842
Merit Medical Systems, Inc.(a)	309,798	19,532,764
Natus Medical, Inc.(a)	189,270	6,696,373
Neogen Corp.(a)	293,385	19,028,951
OraSure Technologies, Inc.(a)	346,250	4,397,375
Orthofix Medical, Inc.(a)	107,040	6,449,160
SurModics, Inc.(a)	75,569	4,578,726
Tactile Systems Technology, Inc.(a)	94,420	5,310,181
Varex Imaging Corp.(a)	215,150	5,669,202
Total		127,315,925
Health Care Providers & Services 3.3%
Addus HomeCare Corp.(a)	55,920	4,150,382
Amedisys, Inc.(a)	163,974	22,341,458
AMN Healthcare Services, Inc.(a)	268,810	17,123,197
BioTelemetry, Inc.(a)	185,210	13,138,797
Community Health Systems, Inc.(a)	658,000	3,125,500
Corvel Corp.(a)	52,368	3,650,050
Cross Country Healthcare, Inc.(a)	205,431	1,863,259

Columbia Small Cap Index Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Diplomat Pharmacy, Inc.(a)	320,070	4,954,684
Ensign Group, Inc. (The)	277,128	12,573,297
LHC Group, Inc.(a)	164,930	17,296,209
Magellan Health, Inc.(a)	138,986	7,577,517
Owens & Minor, Inc.	352,720	2,691,254
Providence Service Corp. (The)(a)	62,350	4,415,004
Quorum Health Corp.(a)	141,620	624,544
Select Medical Holdings Corp.(a)	612,980	11,879,552
Tivity Health, Inc.(a)	226,441	9,275,023
U.S. Physical Therapy, Inc.	71,800	8,543,482
Total		145,223,209
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	67,771	1,808,130
HealthStream, Inc.	144,529	3,561,194
HMS Holdings Corp.(a)	472,400	16,883,576
NextGen Healthcare, Inc.(a)	268,963	4,720,301
Omnicell, Inc.(a)	222,265	17,165,526
Tabula Rasa HealthCare, Inc.(a)	95,100	7,178,148
Total		51,316,875
Life Sciences Tools & Services 0.4%
Cambrex Corp.(a)	188,243	9,003,663
Luminex Corp.	234,804	6,896,193
Total		15,899,856
Pharmaceuticals 1.6%
Akorn, Inc.(a)	532,170	3,650,686
Amphastar Pharmaceuticals, Inc.(a)	196,360	4,264,939
ANI Pharmaceuticals, Inc.(a)	46,820	2,602,724
Assertio Therapeutics, Inc.(a)	361,770	1,803,424
Corcept Therapeutics, Inc.(a)	597,730	8,326,379
Endo International PLC(a)	1,128,040	13,570,321
Innoviva, Inc.(a)	384,940	7,029,004
Lannett Co., Inc.(a)	191,560	1,130,204
Medicines Co. (The)(a)	371,717	8,226,097
Phibro Animal Health Corp., Class A	113,890	3,860,871
Supernus Pharmaceuticals, Inc.(a)	295,530	14,014,033
Total		68,478,682
Total Health Care		508,190,122
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.2%
Aerospace & Defense 2.2%
AAR Corp.	182,863	7,989,285
Aerojet Rocketdyne Holdings, Inc.(a)	393,667	13,861,015
Aerovironment, Inc.(a)	120,549	9,234,053
Axon Enterprise, Inc.(a)	330,090	14,349,012
Cubic Corp.	159,057	9,732,698
Engility Holdings, Inc.(a)	102,526	3,205,988
Mercury Systems, Inc.(a)	274,009	14,196,406
Moog, Inc., Class A	183,764	16,070,162
National Presto Industries, Inc.	28,437	3,653,586
Triumph Group, Inc.	281,940	4,739,411
Total		97,031,616
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.(a)	144,755	7,708,204
Echo Global Logistics, Inc.(a)	161,580	4,099,284
Forward Air Corp.	166,119	10,844,248
HUB Group, Inc., Class A(a)	190,847	8,481,241
Total		31,132,977
Airlines 0.9%
Allegiant Travel Co.	72,272	9,714,080
Hawaiian Holdings, Inc.	287,180	11,527,405
Skywest, Inc.	294,759	17,001,699
Total		38,243,184
Building Products 2.1%
AAON, Inc.	230,739	8,756,545
American Woodmark Corp.(a)	88,630	5,928,461
Apogee Enterprises, Inc.	160,010	5,832,364
Gibraltar Industries, Inc.(a)	181,107	6,548,829
Griffon Corp.	191,055	2,323,229
Insteel Industries, Inc.	102,620	2,826,155
Patrick Industries, Inc.(a)	131,910	5,239,465
PGT, Inc.(a)	327,800	6,316,706
Quanex Building Products Corp.	199,034	3,142,747
Simpson Manufacturing Co., Inc.	235,976	13,804,596
Trex Co., Inc.(a)	332,400	21,183,852
Universal Forest Products, Inc.	348,840	9,648,914
Total		91,551,863

6	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	372,728	11,808,023
Brady Corp., Class A	272,816	11,883,865
Essendant, Inc.	185,694	2,347,172
Interface, Inc.	336,739	5,455,172
LSC Communications, Inc.	188,876	1,892,537
Matthews International Corp., Class A	181,670	7,653,757
Mobile Mini, Inc.	252,759	10,216,519
Multi-Color Corp.	78,890	3,502,716
RR Donnelley & Sons Co.	398,463	2,522,271
Team, Inc.(a)	169,930	2,839,530
Tetra Tech, Inc.	313,194	19,092,306
U.S. Ecology, Inc.	124,440	8,669,735
Unifirst Corp.	87,322	13,483,390
Viad Corp.	115,042	5,792,365
Total		107,159,358
Construction & Engineering 0.6%
Aegion Corp.(a)	182,878	3,492,970
Arcosa, Inc.(a)	279,240	7,634,422
Comfort Systems U.S.A., Inc.	210,803	11,100,886
MYR Group, Inc.(a)	93,760	2,934,688
Orion Group Holdings, Inc.(a)	163,528	712,982
Total		25,875,948
Electrical Equipment 0.4%
AZZ, Inc.	147,315	7,032,818
Encore Wire Corp.	118,004	5,895,480
Powell Industries, Inc.	49,335	1,508,171
Vicor Corp.(a)	90,859	3,252,752
Total		17,689,221
Industrial Conglomerates 0.2%
Raven Industries, Inc.	203,210	8,199,524
Machinery 5.4%
Actuant Corp., Class A	344,664	8,823,398
Alamo Group, Inc.	54,430	4,507,348
Albany International Corp., Class A	164,142	11,877,315
Astec Industries, Inc.	130,717	4,662,675
Barnes Group, Inc.	266,570	16,007,528
Briggs & Stratton Corp.	239,914	3,579,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Chart Industries, Inc.(a)	175,440	11,150,966
CIRCOR International, Inc.(a)	112,282	3,716,534
EnPro Industries, Inc.	118,643	8,350,094
ESCO Technologies, Inc.	146,652	10,306,703
Federal Signal Corp.	340,736	7,993,667
Franklin Electric Co., Inc.	219,466	9,930,837
Greenbrier Companies, Inc. (The)	182,200	8,911,402
Harsco Corp.(a)	457,590	12,240,533
Hillenbrand, Inc.	352,685	15,627,472
John Bean Technologies Corp.	178,888	14,765,416
Lindsay Corp.	60,888	6,159,430
Lydall, Inc.(a)	98,368	2,176,884
Mueller Industries, Inc.	325,970	7,764,605
Proto Labs, Inc.(a)	152,970	19,685,709
SPX Corp.(a)	243,670	7,207,759
SPX FLOW, Inc.(a)	240,810	9,037,599
Standex International Corp.	72,598	5,786,061
Tennant Co.	102,300	6,122,655
Titan International, Inc.	284,780	1,853,918
Wabash National Corp.	323,800	5,031,852
Watts Water Technologies, Inc., Class A	157,375	11,607,980
Total		234,885,857
Marine 0.2%
Matson, Inc.	241,670	9,509,715
Professional Services 1.8%
Exponent, Inc.	294,540	14,821,253
Forrester Research, Inc.	57,290	2,677,735
FTI Consulting, Inc.(a)	216,250	15,191,562
Heidrick & Struggles International, Inc.	107,312	3,934,058
Kelly Services, Inc., Class A	176,189	4,038,252
Korn/Ferry International	322,287	15,782,394
Navigant Consulting, Inc.	241,092	6,176,777
Resources Connection, Inc.	169,847	2,860,223
TrueBlue, Inc.(a)	229,951	5,806,263
Wageworks, Inc.(a)	224,350	7,477,586
Total		78,766,103

Columbia Small Cap Index Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.6%
ArcBest Corp.	145,375	5,852,798
Heartland Express, Inc.	268,946	5,580,630
Marten Transport Ltd.	219,653	4,278,840
Saia, Inc.(a)	145,420	8,770,280
Total		24,482,548
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	219,161	14,295,872
DXP Enterprises, Inc.(a)	89,550	3,244,396
Kaman Corp.	158,461	8,995,831
Veritiv Corp.(a)	71,750	2,177,613
Total		28,713,712
Total Industrials		793,241,626
Information Technology 13.8%
Communications Equipment 1.5%
ADTRAN, Inc.	270,200	3,363,990
Applied Optoelectronics, Inc.(a)	105,920	2,180,893
CalAmp Corp.(a)	199,695	3,534,602
Comtech Telecommunications Corp.	133,817	3,417,686
Digi International, Inc.(a)	154,197	1,825,693
Extreme Networks, Inc.(a)	669,690	4,406,560
Finisar Corp.(a)	663,420	15,490,857
Harmonic, Inc.(a)	486,936	2,736,580
NETGEAR, Inc.(a)	180,035	9,973,939
Oclaro, Inc.(a)	966,090	7,796,346
Viavi Solutions, Inc.(a)	1,283,190	13,011,547
Total		67,738,693
Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc.(a)	162,891	10,418,508
Badger Meter, Inc.	164,786	9,145,623
Bel Fuse, Inc., Class B	55,680	1,253,357
Benchmark Electronics, Inc.	247,441	5,898,993
Control4 Corp.(a)	147,700	3,215,429
CTS Corp.	187,277	5,432,906
Daktronics, Inc.	222,093	1,987,732
Electro Scientific Industries, Inc.(a)	193,223	5,680,756
ePlus, Inc.(a)	77,660	6,348,705
Fabrinet (a)	206,330	10,879,781
Common Stocks (continued)
Issuer	Shares	Value ($)
FARO Technologies, Inc.(a)	96,106	4,778,390
II-VI, Inc.(a)	332,763	12,451,992
Insight Enterprises, Inc.(a)	200,744	8,949,168
Itron, Inc.(a)	189,070	10,240,031
KEMET Corp.	324,680	6,649,446
Knowles Corp.(a)	509,970	7,771,943
Methode Electronics, Inc.	209,351	6,343,335
MTS Systems Corp.	101,091	5,201,132
OSI Systems, Inc.(a)	95,237	6,895,159
Park Electrochemical Corp.	108,857	1,938,743
Plexus Corp.(a)	182,444	11,136,382
Rogers Corp.(a)	104,066	13,389,132
Sanmina Corp.(a)	384,660	10,401,206
Scansource, Inc.(a)	144,865	5,510,665
TTM Technologies, Inc.(a)	522,253	6,209,588
Total		178,128,102
IT Services 1.9%
Cardtronics PLC, Class A(a)	211,308	6,854,832
CSG Systems International, Inc.	189,687	6,652,323
EVERTEC, Inc.	341,610	9,336,201
ExlService Holdings, Inc.(a)	194,210	11,256,412
Mantech International Corp., Class A	149,370	8,409,531
NIC, Inc.	376,735	4,897,555
Perficient, Inc.(a)	197,023	4,986,652
Sykes Enterprises, Inc.(a)	225,403	6,225,631
Travelport Worldwide Ltd.	714,330	10,914,962
TTEC Holdings, Inc.	78,405	2,293,346
Unisys Corp.(a)	288,730	3,903,630
Virtusa Corp.(a)	154,868	6,865,298
Total		82,596,373
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.(a)	221,383	10,413,856
Axcelis Technologies, Inc.(a)	183,140	3,648,149
Brooks Automation, Inc.	399,819	12,138,505
Cabot Microelectronics Corp.	158,877	17,076,100
Ceva, Inc.(a)	124,695	3,240,823
Cohu, Inc.	229,066	4,489,694
Diodes, Inc.(a)	223,967	7,800,771
DSP Group, Inc.(a)	110,493	1,355,749

8	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Formfactor, Inc.(a)	418,060	6,893,809
Ichor Holdings Ltd.(a)	129,780	2,361,996
Kopin Corp.(a)	346,969	575,969
Kulicke & Soffa Industries, Inc.	382,455	8,261,028
MaxLinear, Inc., Class A(a)	353,380	7,208,952
Nanometrics, Inc.(a)	136,620	4,388,234
PDF Solutions, Inc.(a)	156,450	1,447,163
Photronics, Inc.(a)	387,080	3,754,676
Power Integrations, Inc.	166,444	10,545,892
Rambus, Inc.(a)	607,570	5,298,010
Rudolph Technologies, Inc.(a)	180,565	3,831,589
Semtech Corp.(a)	374,820	19,992,899
SolarEdge Technologies, Inc.(a)	242,070	9,423,785
Ultra Clean Holdings, Inc.(a)	220,370	2,071,478
Veeco Instruments, Inc.(a)	276,154	2,419,109
Xperi Corp.	277,894	3,918,305
Total		152,556,541
Software 2.3%
8x8, Inc.(a)	528,200	10,410,822
Agilysys, Inc.(a)	99,864	1,646,757
Alarm.com Holdings, Inc.(a)	197,070	10,021,010
Bottomline Technologies de, Inc.(a)	207,162	11,408,411
Ebix, Inc.	128,328	6,059,648
LivePerson, Inc.(a)	324,972	6,132,222
MicroStrategy, Inc., Class A(a)	53,389	6,921,350
Monotype Imaging Holdings, Inc.	238,311	4,110,865
OneSpan, Inc.(a)	177,593	3,013,753
Progress Software Corp.	254,783	8,958,170
Qualys, Inc.(a)	189,830	14,951,011
SPS Commerce, Inc.(a)	98,910	8,430,099
TiVo Corp.	700,570	6,935,643
Total		98,999,761
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.(a)	645,410	7,990,176
Cray, Inc.(a)	231,080	6,056,607
Diebold, Inc.	430,690	1,408,356
Electronics for Imaging, Inc.(a)	251,168	6,952,330
Total		22,407,469
Total Information Technology		602,426,939
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.1%
Chemicals 2.7%
AdvanSix, Inc.(a)	171,670	4,928,646
American Vanguard Corp.	151,041	2,525,405
Balchem Corp.	182,312	15,806,450
FutureFuel Corp.	146,080	2,522,802
Hawkins, Inc.	54,567	2,277,627
HB Fuller Co.	286,463	13,818,975
Ingevity Corp.(a)	237,990	23,325,400
Innophos Holdings, Inc.	110,980	3,078,585
Innospec, Inc.	138,200	10,190,868
Koppers Holdings, Inc.(a)	119,862	2,234,228
Kraton Performance Polymers, Inc.(a)	180,475	4,728,445
LSB Industries, Inc.(a)	114,985	881,935
Quaker Chemical Corp.	75,453	15,561,427
Rayonier Advanced Materials, Inc.	289,870	4,275,582
Stepan Co.	114,729	9,272,398
Tredegar Corp.	144,658	2,410,002
Total		117,838,775
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	90,430	3,556,612
Containers & Packaging 0.1%
Myers Industries, Inc.	199,259	3,287,773
Metals & Mining 0.7%
AK Steel Holding Corp.(a)	1,785,805	5,500,279
Century Aluminum Co.(a)	277,664	2,493,423
Haynes International, Inc.	70,804	2,334,408
Kaiser Aluminum Corp.	94,139	9,200,205
Materion Corp.	114,539	6,056,822
Olympic Steel, Inc.	51,714	949,469
SunCoke Energy, Inc.(a)	366,357	3,575,644
TimkenSteel Corp.(a)	222,070	2,451,653
Total		32,561,903

Columbia Small Cap Index Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.5%
Boise Cascade Co.	220,140	5,851,321
Clearwater Paper Corp.(a)	93,171	2,870,599
Neenah, Inc.	95,275	6,562,542
PH Glatfelter Co.	247,789	3,159,310
Schweitzer-Mauduit International, Inc.	174,087	4,963,220
Total		23,406,992
Total Materials		180,652,055
Real Estate 6.3%
Equity Real Estate Investment Trusts (REITS) 5.9%
Acadia Realty Trust	461,312	13,225,815
Agree Realty Corp.	195,555	11,649,211
American Assets Trust, Inc.	213,820	8,899,188
Armada Hoffler Properties, Inc.	276,730	4,209,063
CareTrust REIT, Inc.	458,356	9,176,287
CBL & Associates Properties, Inc.	977,300	2,550,753
Cedar Realty Trust, Inc.	499,346	1,792,652
Chatham Lodging Trust	259,680	5,191,003
Chesapeake Lodging Trust	341,840	10,108,209
Community Healthcare Trust, Inc.	97,860	3,086,504
DiamondRock Hospitality Co.	1,176,388	12,399,130
Easterly Government Properties, Inc.	341,780	6,227,232
EastGroup Properties, Inc.	202,282	20,232,246
Four Corners Property Trust, Inc.	378,314	10,494,430
Franklin Street Properties Corp.	606,925	4,673,323
Getty Realty Corp.	189,746	5,804,330
Global Net Lease, Inc.	426,210	8,605,180
Government Properties Income Trust	561,285	4,939,308
Hersha Hospitality Trust	205,060	3,916,646
Independence Realty Trust, Inc.	496,130	5,010,913
iStar, Inc.	384,700	4,108,596
Kite Realty Group Trust	473,570	7,818,641
Lexington Realty Trust	1,208,469	10,610,358
LTC Properties, Inc.	224,331	10,417,932
National Storage Affiliates Trust	319,930	8,948,442
Pennsylvania Real Estate Investment Trust	362,874	2,971,938
PS Business Parks, Inc.	112,930	15,925,389
Retail Opportunity Investments Corp.	638,310	11,553,411
RPT Realty	453,670	6,482,944
Common Stocks (continued)
Issuer	Shares	Value ($)
Saul Centers, Inc.	64,952	3,419,723
Summit Hotel Properties, Inc.	592,850	6,610,277
Universal Health Realty Income Trust	71,576	5,025,351
Urstadt Biddle Properties, Inc., Class A	168,746	3,472,793
Washington Prime Group, Inc.	1,053,050	6,581,562
Whitestone REIT	224,950	3,167,296
Total		259,306,076
Real Estate Management & Development 0.4%
HFF, Inc., Class A	221,397	8,944,439
Marcus & Millichap, Inc.(a)	120,670	4,403,248
RE/MAX Holdings, Inc., Class A	100,440	3,311,507
Total		16,659,194
Total Real Estate		275,965,270
Utilities 2.5%
Electric Utilities 0.3%
El Paso Electric Co.	230,315	12,747,935
Gas Utilities 1.1%
Northwest Natural Holding Co.	163,005	10,812,122
South Jersey Industries, Inc.	483,966	15,099,739
Spire, Inc.	286,787	22,630,362
Total		48,542,223
Multi-Utilities 0.5%
Avista Corp.	371,794	19,340,724
Water Utilities 0.6%
American States Water Co.	207,914	13,946,871
California Water Service Group	272,080	12,439,498
Total		26,386,369
Total Utilities		107,017,251
Total Common Stocks (Cost $3,206,018,099)		4,274,049,623

Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core S&P Small-Cap ETF	530,020	42,030,586
Total Exchange-Traded Funds (Cost $28,888,747)		42,030,586

10	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(d),(e)	30,526,502	30,523,449
Total Money Market Funds (Cost $30,523,449)		30,523,449
Total Investments in Securities (Cost: $3,265,430,295)		4,346,603,658
Other Assets & Liabilities, Net		5,199,232
Net Assets		4,351,802,890
At November 30, 2018, securities and/or cash totaling $1,821,150 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	77	12/2018	USD	5,908,210	100,254	—
Russell 2000 E-mini	594	12/2018	USD	45,577,620	—	(50,028)
Total					100,254	(50,028)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $328,046, which represents 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	47,376,462	577,617,840	(594,467,800)	30,526,502	(11,444)	1,703	941,764	30,523,449
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Small Cap Index Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	93,905,789	—	—	—	93,905,789
Consumer Discretionary	595,357,903	—	—	—	595,357,903
Consumer Staples	152,207,859	—	—	—	152,207,859
Energy	152,178,177	—	—	—	152,178,177
Financials	812,578,586	—	328,046	—	812,906,632
Health Care	508,190,122	—	—	—	508,190,122
Industrials	793,241,626	—	—	—	793,241,626
Information Technology	602,426,939	—	—	—	602,426,939
Materials	180,652,055	—	—	—	180,652,055
12	Columbia Small Cap Index Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	275,965,270	—	—	—	275,965,270
Utilities	107,017,251	—	—	—	107,017,251
Total Common Stocks	4,273,721,577	—	328,046	—	4,274,049,623
Exchange-Traded Funds	42,030,586	—	—	—	42,030,586
Money Market Funds	—	—	—	30,523,449	30,523,449
Total Investments in Securities	4,315,752,163	—	328,046	30,523,449	4,346,603,658
Investments in Derivatives
Asset
Futures Contracts	100,254	—	—	—	100,254
Liability
Futures Contracts	(50,028)	—	—	—	(50,028)
Total	4,315,802,389	—	328,046	30,523,449	4,346,653,884
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Small Cap Index Fund | Quarterly Report 2018	13

Portfolio of Investments
Columbia Small Cap Value Fund II, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.8%
Vonage Holdings Corp.(a)	1,086,000	11,500,740
Media 1.1%
Nexstar Media Group, Inc., Class A	180,000	14,875,200
Total Communication Services		26,375,940
Consumer Discretionary 8.7%
Auto Components 1.0%
Cooper-Standard Holding, Inc.(a)	57,300	4,189,776
Tower International, Inc.	347,962	9,784,691
Total		13,974,467
Diversified Consumer Services 1.3%
Adtalem Global Education, Inc.(a)	320,000	18,476,800
Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.	280,000	14,302,400
Dine Brands Global, Inc.	185,000	16,498,300
Total		30,800,700
Household Durables 0.5%
KB Home	340,000	7,177,400
Specialty Retail 3.7%
Aaron’s, Inc.	300,000	14,040,000
American Eagle Outfitters, Inc.	535,000	11,197,550
Ascena Retail Group, Inc.(a)	970,000	2,929,400
Children’s Place, Inc. (The)	75,000	9,723,000
Genesco, Inc.(a)	237,000	9,897,120
Sally Beauty Holdings, Inc.(a)	260,000	5,488,600
Total		53,275,670
Total Consumer Discretionary		123,705,037
Consumer Staples 2.1%
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	625,000	14,600,000
Food Products 1.1%
TreeHouse Foods, Inc.(a)	281,000	14,780,600
Total Consumer Staples		29,380,600
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.1%
Energy Equipment & Services 1.2%
Diamond Offshore Drilling, Inc.(a)	480,000	6,048,000
Oceaneering International, Inc.(a)	239,000	4,012,810
Patterson-UTI Energy, Inc.	462,400	6,418,112
Total		16,478,922
Oil, Gas & Consumable Fuels 3.9%
Arch Coal, Inc.	170,000	13,815,900
Callon Petroleum Co.(a)	724,000	6,190,200
Carrizo Oil & Gas, Inc.(a)	525,000	8,982,750
Oasis Petroleum, Inc.(a)	995,000	7,104,300
SM Energy Co.	270,200	5,512,080
Southwestern Energy Co.(a)	1,600,000	7,712,000
SRC Energy, Inc.(a)	1,150,000	6,635,500
Total		55,952,730
Total Energy		72,431,652
Financials 30.7%
Banks 16.7%
Ameris Bancorp	370,000	15,847,100
Cathay General Bancorp	445,000	17,608,650
Chemical Financial Corp.	265,000	12,508,000
Community Bank System, Inc.	345,000	22,652,700
Hancock Whitney Corp.	375,000	15,082,500
Heritage Commerce Corp.	647,000	9,245,630
Heritage Financial Corp.	395,000	13,813,150
Independent Bank Corp.	273,000	21,941,010
MB Financial, Inc.	130,000	5,964,400
Pacific Premier Bancorp, Inc.(a)	460,000	14,200,200
Renasant Corp.	490,000	17,909,500
Sandy Spring Bancorp, Inc.	480,000	17,289,600
TCF Financial Corp.	628,000	14,123,720
UMB Financial Corp.	248,000	16,782,160
Union Bankshares Corp.	595,000	21,063,000
Total		236,031,320
Columbia Small Cap Value Fund II | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
Houlihan Lokey, Inc.	380,000	16,074,000
Moelis & Co., ADR, Class A	205,000	8,286,100
Stifel Financial Corp.	100,000	4,827,000
Virtu Financial, Inc. Class A	300,000	7,551,000
Total		36,738,100
Consumer Finance 0.8%
SLM Corp.(a)	1,080,000	11,091,600
Insurance 5.4%
American Equity Investment Life Holding Co.	405,000	13,822,650
AMERISAFE, Inc.	235,000	15,178,650
Argo Group International Holdings Ltd.	310,500	21,523,860
CNO Financial Group, Inc.	610,000	11,163,000
Health Insurance Innovations, Inc., Class A(a)	120,000	4,418,400
MBIA, Inc.(a)	1,182,787	11,011,747
Total		77,118,307
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Blackstone Mortgage Trust, Inc.	300,000	10,530,000
Invesco Mortgage Capital, Inc.	300,000	4,686,000
Total		15,216,000
Thrifts & Mortgage Finance 4.1%
Axos Financial, Inc.(a)	455,000	14,196,000
MGIC Investment Corp.(a)	1,583,432	18,541,989
OceanFirst Financial Corp.	368,700	9,501,399
WSFS Financial Corp.	395,000	16,617,650
Total		58,857,038
Total Financials		435,052,365
Health Care 5.6%
Biotechnology 0.8%
Alder Biopharmaceuticals, Inc.(a)	360,600	4,824,828
Immunomedics, Inc.(a)	297,400	5,974,766
Total		10,799,594
Health Care Equipment & Supplies 1.2%
LivaNova PLC(a)	42,000	4,249,980
Merit Medical Systems, Inc.(a)	201,999	12,736,037
Total		16,986,017
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.9%
LHC Group, Inc.(a)	190,000	19,925,300
Molina Healthcare, Inc.(a)	54,000	7,544,340
Total		27,469,640
Pharmaceuticals 1.7%
Amneal Pharmaceuticals, Inc.(a)	380,400	6,736,884
Endo International PLC(a)	430,000	5,172,900
Horizon Pharma PLC(a)	610,800	12,203,784
Total		24,113,568
Total Health Care		79,368,819
Industrials 15.2%
Airlines 2.4%
Hawaiian Holdings, Inc.	290,000	11,640,600
Skywest, Inc.	270,000	15,573,600
Spirit Airlines, Inc.(a)	92,000	5,899,040
Total		33,113,240
Building Products 1.2%
Armstrong World Industries, Inc.	255,000	17,082,450
Construction & Engineering 2.5%
Granite Construction, Inc.	285,000	14,429,550
KBR, Inc.	350,000	6,499,500
MasTec, Inc.(a)	325,000	14,654,250
Total		35,583,300
Electrical Equipment 0.8%
Sunrun, Inc.(a)	784,400	11,491,460
Machinery 3.2%
Barnes Group, Inc.	245,000	14,712,250
Kennametal, Inc.	410,000	17,146,200
Navistar International Corp.(a)	420,000	13,456,800
Total		45,315,250
Professional Services 2.5%
ICF International, Inc.	195,000	13,655,850
Kforce, Inc.	300,000	9,507,000
Korn/Ferry International	250,000	12,242,500
Total		35,405,350

2	Columbia Small Cap Value Fund II | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.3%
Covenant Transportation Group, Inc., Class A(a)	452,000	10,296,560
Hertz Global Holdings, Inc.(a)	452,366	8,463,768
Total		18,760,328
Trading Companies & Distributors 1.3%
NOW, Inc.(a)	561,600	7,575,984
Triton International Ltd.	317,600	10,823,808
Total		18,399,792
Total Industrials		215,151,170
Information Technology 7.8%
Communications Equipment 1.7%
Ciena Corp.(a)	440,000	14,352,800
Viavi Solutions, Inc.(a)	939,400	9,525,516
Total		23,878,316
Electronic Equipment, Instruments & Components 1.3%
SYNNEX Corp.	110,000	8,881,400
TTM Technologies, Inc.(a)	750,000	8,917,500
Total		17,798,900
IT Services 0.8%
Science Applications International Corp.	155,000	10,775,600
Semiconductors & Semiconductor Equipment 2.6%
Cohu, Inc.	393,000	7,702,800
Cree, Inc.(a)	250,000	11,035,000
Entegris, Inc.	300,000	8,820,000
Kulicke & Soffa Industries, Inc.	440,000	9,504,000
Total		37,061,800
Software 1.0%
Avaya Holdings Corp.(a)	540,800	8,420,256
Ebix, Inc.	125,000	5,902,500
Total		14,322,756
Technology Hardware, Storage & Peripherals 0.4%
Electronics for Imaging, Inc.(a)	225,700	6,247,376
Total Information Technology		110,084,748
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.3%
Chemicals 1.5%
Livent Corp.(a)	444,445	8,195,566
Orion Engineered Carbons SA	494,000	12,903,280
Total		21,098,846
Metals & Mining 3.4%
Allegheny Technologies, Inc.(a)	579,000	15,204,540
Carpenter Technology Corp.	204,000	8,788,320
Cleveland-Cliffs, Inc.(a)	1,045,000	9,697,600
Materion Corp.	270,000	14,277,600
Total		47,968,060
Paper & Forest Products 0.4%
Neenah, Inc.	98,800	6,805,344
Total Materials		75,872,250
Real Estate 8.8%
Equity Real Estate Investment Trusts (REITS) 8.8%
American Assets Trust, Inc.	340,000	14,150,800
Brandywine Realty Trust	730,000	10,417,100
Chesapeake Lodging Trust	565,000	16,707,050
CoreCivic, Inc.	295,000	6,475,250
First Industrial Realty Trust, Inc.	615,000	19,716,900
Hudson Pacific Properties, Inc.	310,000	9,566,600
Mack-Cali Realty Corp.	595,000	12,887,700
PS Business Parks, Inc.	135,000	19,037,700
Sunstone Hotel Investors, Inc.	995,000	15,183,700
Total		124,142,800
Total Real Estate		124,142,800
Utilities 6.5%
Electric Utilities 1.7%
PNM Resources, Inc.	212,300	9,175,606
Portland General Electric Co.	305,000	14,685,750
Total		23,861,356

Columbia Small Cap Value Fund II | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 4.8%
New Jersey Resources Corp.	500,000	24,265,000
ONE Gas, Inc.	198,000	16,847,820
South Jersey Industries, Inc.	490,000	15,288,000
Southwest Gas Holdings, Inc.	144,000	11,342,880
Total		67,743,700
Total Utilities		91,605,056
Total Common Stocks (Cost $1,093,194,996)		1,383,170,437

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	20,733,639	20,731,566
Total Money Market Funds (Cost $20,731,566)		20,731,566
Total Investments in Securities (Cost: $1,113,926,562)		1,403,902,003
Other Assets & Liabilities, Net		11,551,769
Net Assets		1,415,453,772

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	40,177,690	305,971,751	(325,415,802)	20,733,639	2,195	—	610,718	20,731,566
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
4	Columbia Small Cap Value Fund II | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	26,375,940	—	—	26,375,940
Consumer Discretionary	123,705,037	—	—	123,705,037
Consumer Staples	29,380,600	—	—	29,380,600
Energy	72,431,652	—	—	72,431,652
Financials	435,052,365	—	—	435,052,365
Health Care	79,368,819	—	—	79,368,819
Industrials	215,151,170	—	—	215,151,170
Information Technology	110,084,748	—	—	110,084,748
Materials	75,872,250	—	—	75,872,250
Real Estate	124,142,800	—	—	124,142,800
Utilities	91,605,056	—	—	91,605,056
Total Common Stocks	1,383,170,437	—	—	1,383,170,437
Money Market Funds	—	—	—	20,731,566
Total Investments in Securities	1,383,170,437	—	—	1,403,902,003
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Value Fund II | Quarterly Report 2018	5

Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Argentina 0.2%
Banco Macro SA, ADR	79,689	3,537,395
Australia 2.0%
Ansell Ltd.	994,224	16,622,519
Fortescue Metals Group Ltd.	2,091,376	6,141,419
National Australia Bank Ltd.	550,023	9,945,501
Total		32,709,439
Brazil 1.0%
Pagseguro Digital Ltd., Class A(a)	700,338	16,808,112
Stone Co., Ltd., Class A(a)	25,241	594,930
Total		17,403,042
Canada 3.4%
Cott Corp.	1,716,292	25,486,936
Stars Group, Inc. (The)(a)	1,038,572	20,354,807
Yamana Gold, Inc.	5,156,422	10,725,358
Total		56,567,101
China 1.3%
Alibaba Group Holding Ltd., ADR(a),(b)	56,778	9,133,309
BeiGene Ltd., ADR(a)	18,907	2,898,632
Tencent Holdings Ltd.	238,700	9,542,903
Total		21,574,844
Denmark 0.8%
Novo Nordisk A/S, Class B	202,996	9,422,412
Pandora A/S	59,627	3,220,832
Total		12,643,244
Finland 1.0%
UPM-Kymmene OYJ	609,307	16,274,270
France 9.1%
Aperam SA	185,012	5,243,186
AXA SA	1,573,643	38,321,688
BNP Paribas SA	302,593	15,219,879
Capgemini SE	188,014	21,952,790
DBV Technologies SA, ADR(a)	98,067	1,480,812
Eiffage SA	120,944	11,518,885
Sanofi	426,323	38,650,584
Common Stocks (continued)
Issuer	Shares	Value ($)
Total SA	370,493	20,606,734
Total		152,994,558
Germany 5.1%
Allianz SE, Registered Shares	115,057	24,398,059
Bayer AG, Registered Shares	234,039	17,173,952
Covestro AG	210,604	12,198,815
Duerr AG	322,075	12,036,077
E.ON SE	1,605,179	16,408,202
Knorr-Bremse AG(a)	31,878	2,976,989
Total		85,192,094
Greece 0.0%
Piraeus Bank SA(a)	724,590	721,147
Hong Kong 2.2%
Link REIT (The)	1,376,500	13,138,284
WH Group Ltd.	31,423,000	22,942,348
Total		36,080,632
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	85,756	1,543,608
Israel 2.4%
Bank Hapoalim BM	3,785,051	26,003,001
Bezeq The Telecommunication Corp., Ltd.	12,755,845	14,726,908
Total		40,729,909
Italy 1.8%
Esprinet SpA	1,183,079	4,975,738
Recordati SpA	764,071	24,631,421
Total		29,607,159
Japan 20.8%
Amano Corp.	454,300	9,794,432
BayCurrent Consulting, Inc.	425,700	10,558,905
CYBERDYNE, Inc.(a)	121,400	864,754
Dai-ichi Life Holdings, Inc.	1,059,500	18,463,589
Digital Arts, Inc.	117,400	6,727,462
Hitachi Capital Corp.	205,700	5,086,923
Hoya Corp.	222,000	13,568,504
Invincible Investment Corp.	20,128	8,361,064
ITOCHU Corp.	1,710,000	30,437,551
Columbia Overseas Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Katitas Co., Ltd.	160,100	4,616,305
Koito Manufacturing Co., Ltd.	161,700	8,715,541
Matsumotokiyoshi Holdings Co., Ltd.	671,500	25,023,807
Mitsubishi UFJ Financial Group, Inc.	4,062,500	22,227,601
Nihon M&A Center, Inc.	1,058,900	24,796,700
Nippon Telegraph & Telephone Corp.	497,200	20,510,022
ORIX Corp.	1,436,600	23,326,669
Round One Corp.	878,700	9,779,552
Sony Corp.	445,200	23,526,534
Starts Corp., Inc.	303,300	7,106,484
Sumitomo Mitsui Financial Group, Inc.	205,700	7,572,809
Suzuki Motor Corp.	136,900	6,830,349
Takeda Pharmaceutical Co., Ltd.	833,000	31,358,763
Takuma Co., Ltd.	904,745	12,758,065
Toyota Motor Corp.	276,200	16,696,675
Total		348,709,060
Netherlands 8.3%
ABN AMRO Group NV	1,171,396	29,884,179
ASR Nederland NV	663,639	28,675,537
ING Groep NV	2,587,613	31,340,427
Koninklijke Ahold Delhaize NV	874,980	22,548,422
Signify NV	1,017,018	27,137,967
Total		139,586,532
Norway 0.8%
BW LPG Ltd.(a)	2,572,226	10,090,684
Kongsberg Automotive ASA(a)	3,298,963	3,477,494
Total		13,568,178
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	3,582,817	121,683
Russian Federation 0.5%
Sberbank of Russia PJSC, ADR	754,031	8,993,102
Singapore 1.4%
DBS Group Holdings Ltd.	1,293,200	23,093,714
South Korea 1.6%
GS Home Shopping, Inc.	21,453	3,744,747
Hyundai Home Shopping Network Corp.	103,850	9,258,504
Youngone Corp.	369,923	13,007,285
Total		26,010,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 4.2%
ACS Actividades de Construccion y Servicios SA	516,219	19,843,597
Banco Santander SA	1,808,476	8,591,038
Endesa SA	1,369,573	30,598,522
Tecnicas Reunidas SA	430,488	11,367,979
Total		70,401,136
Sweden 1.3%
Granges AB	839,746	8,529,476
Hemfosa Fastigheter AB	1,105,628	8,748,305
Nyfosa AB(a)	873,880	4,089,270
Total		21,367,051
Switzerland 1.0%
Autoneum Holding AG	31,055	6,095,109
Novartis AG, Registered Shares	110,699	10,106,977
Total		16,202,086
United Kingdom 24.3%
Barclays Bank PLC	5,149,144	10,692,051
BP PLC	4,653,144	30,945,745
British American Tobacco PLC	1,188,270	41,603,506
BT Group PLC	8,398,770	28,105,761
Crest Nicholson Holdings PLC	1,379,175	6,033,513
DCC PLC	347,505	26,256,473
Greene King PLC	2,872,954	20,168,044
GW Pharmaceuticals PLC, ADR(a)	15,096	1,857,110
HSBC Holdings PLC	2,250,174	19,138,919
Inchcape PLC	925,447	6,870,453
Intermediate Capital Group PLC	1,223,895	15,897,823
John Wood Group PLC	1,871,667	15,183,996
Just Group PLC	13,798,259	15,354,322
Legal & General Group PLC	4,962,186	15,540,085
Micro Focus International PLC	855,100	16,792,936
Nightstar Therapeutics PLC, ADR(a)	152,284	2,285,783
Royal Dutch Shell PLC, Class B	2,353,976	72,086,351
Shire PLC	416,898	24,347,630
TP ICAP PLC	6,396,268	25,395,028
WPP PLC	1,076,877	11,887,155
Total		406,442,684

2	Columbia Overseas Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 4.7%
ACADIA Pharmaceuticals, Inc.(a),(b)	93,712	1,786,151
Aerie Pharmaceuticals, Inc.(a)	39,821	1,588,460
Alexion Pharmaceuticals, Inc.(a)	24,780	3,051,657
Broadcom, Inc.	107,400	25,497,834
Flex Pharma, Inc.(a)	216,716	93,188
Insmed, Inc.(a)	110,899	1,986,201
Liberty Global PLC, Class C(a)	781,724	18,988,076
NVIDIA Corp.	53,279	8,707,387
Puma Biotechnology, Inc.(a)	42,144	979,426
Quotient Ltd.(a)	773,059	6,099,435
Sage Therapeutics, Inc.(a)	15,851	1,827,462
Spark Therapeutics, Inc.(a)	17,800	749,914
Teekay Tankers Ltd., Class A	4,398,235	4,970,005
Common Stocks (continued)
Issuer	Shares	Value ($)
TESARO, Inc.(a)	58,915	2,732,478
Total		79,057,674
Total Common Stocks (Cost $1,774,794,713)		1,661,131,878

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(e),(f)	7,786,887	7,786,108
Total Money Market Funds (Cost $7,786,108)		7,786,108
Total Investments in Securities (Cost $1,782,580,821)		1,668,917,986
Other Assets & Liabilities, Net		3,734,956
Net Assets		$1,672,652,942

At November 30, 2018, securities and/or cash totaling $10,906,684 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
24,469,000 CAD	18,759,731 USD	Goldman Sachs	12/20/2018	334,044	—
28,992,000 GBP	37,370,067 USD	Goldman Sachs	12/20/2018	387,271	—
93,884,000 ILS	25,529,818 USD	Goldman Sachs	12/20/2018	252,584	—
1,700,078,000 JPY	15,176,864 USD	Goldman Sachs	12/20/2018	173,616	—
221,252,000 JPY	1,951,992 USD	Goldman Sachs	12/20/2018	—	(565)
19,364,361,000 KRW	17,066,730 USD	Goldman Sachs	12/20/2018	—	(222,546)
73,503,844 USD	103,491,000 AUD	Goldman Sachs	12/20/2018	2,159,248	—
12,931,465 USD	17,613,000 AUD	Goldman Sachs	12/20/2018	—	(54,461)
1,289,798 USD	1,294,000 CHF	Goldman Sachs	12/20/2018	8,035	—
8,932,331 USD	8,877,000 CHF	Goldman Sachs	12/20/2018	—	(29,035)
9,987,274 USD	90,646,000 SEK	Goldman Sachs	12/20/2018	—	(11,789)
Total				3,314,798	(318,396)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
ACADIA Pharmaceuticals, Inc.	Deutsche Bank	USD	(1,785,922)	(937)	23.00	12/21/2018	(45,880)	(32,795)
Alibaba Group Holding Ltd.	Deutsche Bank	USD	(9,120,762)	(567)	170.00	12/21/2018	(119,053)	(135,230)
Total							(164,933)	(168,025)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $121,683, which represents 0.01% of total net assets.
Columbia Overseas Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	24,879,162	666,750,322	(683,842,597)	7,786,887	4,971	492	289,417	7,786,108
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Overseas Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	3,537,395	—	—	—	3,537,395
Australia	—	32,709,439	—	—	32,709,439
Brazil	17,403,042	—	—	—	17,403,042
Canada	56,567,101	—	—	—	56,567,101
China	12,031,941	9,542,903	—	—	21,574,844
Denmark	—	12,643,244	—	—	12,643,244
Finland	—	16,274,270	—	—	16,274,270
France	1,480,812	151,513,746	—	—	152,994,558
Germany	—	85,192,094	—	—	85,192,094
Greece	—	721,147	—	—	721,147
Hong Kong	—	36,080,632	—	—	36,080,632
Ireland	1,543,608	—	—	—	1,543,608
Israel	—	40,729,909	—	—	40,729,909
Italy	—	29,607,159	—	—	29,607,159
Japan	—	348,709,060	—	—	348,709,060
Netherlands	—	139,586,532	—	—	139,586,532
Norway	—	13,568,178	—	—	13,568,178
Portugal	—	—	121,683	—	121,683
Russian Federation	—	8,993,102	—	—	8,993,102
Singapore	—	23,093,714	—	—	23,093,714
South Korea	—	26,010,536	—	—	26,010,536
Spain	—	70,401,136	—	—	70,401,136
Sweden	—	21,367,051	—	—	21,367,051
Switzerland	—	16,202,086	—	—	16,202,086
Columbia Overseas Value Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	4,142,893	402,299,791	—	—	406,442,684
United States	79,057,674	—	—	—	79,057,674
Total Common Stocks	175,764,466	1,485,245,729	121,683	—	1,661,131,878
Money Market Funds	—	—	—	7,786,108	7,786,108
Total Investments in Securities	175,764,466	1,485,245,729	121,683	7,786,108	1,668,917,986
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,314,798	—	—	3,314,798
Liability
Forward Foreign Currency Exchange Contracts	—	(318,396)	—	—	(318,396)
Options Contracts Written	(168,025)	—	—	—	(168,025)
Total	175,596,441	1,488,242,131	121,683	7,786,108	1,671,746,363
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
6	Columbia Overseas Value Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select International Equity Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 2.3%
CSL Ltd.	46,091	6,008,721
Belgium 1.0%
Anheuser-Busch InBev SA/NV	33,798	2,596,704
Canada 2.3%
Suncor Energy, Inc.	189,117	6,097,748
China 2.1%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Tencent Holdings Ltd.	133,200	5,325,156
Total		5,325,161
France 8.9%
Airbus Group SE	65,139	6,985,783
Dassault Systemes	22,007	2,646,020
EssilorLuxottica SA	15,047	1,902,478
L’Oreal SA	28,686	6,768,886
Schneider Electric SE	65,307	4,760,267
Total		23,063,434
Germany 3.1%
Adidas AG	10,302	2,281,556
Deutsche Telekom AG, Registered Shares	176,221	3,098,575
Knorr-Bremse AG(b)	29,526	2,757,343
Total		8,137,474
Hong Kong 3.4%
AIA Group Ltd.	1,075,400	8,834,823
India 0.9%
HDFC Bank Ltd.	78,000	2,384,743
Indonesia 1.4%
PT Bank Rakyat Indonesia Persero Tbk	13,851,700	3,515,283
Ireland 4.5%
Bank of Ireland Group PLC	374,079	2,375,142
CRH PLC	250,410	6,888,133
Ryanair Holdings PLC, ADR(b)	30,778	2,533,953
Total		11,797,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 25.8%
Bridgestone Corp.	60,000	2,439,573
Capcom Co., Ltd.	145,700	2,870,654
Daiwa Securities Group, Inc.	514,000	2,844,744
Hoya Corp.	107,200	6,551,998
Keyence Corp.	8,600	4,684,810
Koito Manufacturing Co., Ltd.	86,800	4,678,472
Kubota Corp.	357,100	6,110,392
Mitsubishi UFJ Financial Group, Inc.	1,323,200	7,239,769
Nidec Corp.	17,200	2,301,691
Nihon M&A Center, Inc.	206,400	4,833,354
Nintendo Co., Ltd.	11,300	3,436,813
Sekisui Chemical Co., Ltd.	300,100	4,882,588
Shimano, Inc.	33,200	4,862,247
Terumo Corp.	46,000	2,712,507
Tokyo Electron Ltd.	29,100	4,108,019
Yaskawa Electric Corp.	73,600	2,313,904
Total		66,871,535
Jersey 3.3%
Ferguson PLC	131,701	8,461,096
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	3
Netherlands 4.2%
ASML Holding NV	31,275	5,345,782
ING Groep NV	447,659	5,421,918
Total		10,767,700
Singapore 1.3%
DBS Group Holdings Ltd.	194,100	3,466,200
Spain 2.2%
Industria de Diseno Textil SA	182,122	5,597,502
Sweden 4.0%
Atlas Copco AB, Class A	88,791	2,184,798
Epiroc AB, Class A(b)	88,791	727,496
Hexagon AB, Class B	49,917	2,491,300
Volvo AB, B Shares	354,347	4,944,338
Total		10,347,932
Columbia Select International Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, November 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 6.0%
Roche Holding AG, Genusschein Shares	32,128	8,339,920
Sika AG	37,421	4,643,602
UBS AG	192,997	2,616,129
Total		15,599,651
United Kingdom 22.3%
3i Group PLC	413,946	4,421,867
DCC PLC	31,689	2,394,329
HSBC Holdings PLC	804,701	6,844,407
Legal & General Group PLC	1,705,927	5,342,454
RELX PLC	464,352	9,667,495
Rio Tinto PLC	156,543	7,154,354
Royal Dutch Shell PLC, Class A	259,552	7,850,862
TechnipFMC PLC	266,182	6,160,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	145,000	7,858,166
Total		57,694,825
Total Common Stocks (Cost $231,516,295)		256,567,763

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(d),(e)	1,569,286	1,569,129
Total Money Market Funds (Cost $1,569,129)		1,569,129
Total Investments in Securities (Cost $233,085,424)		258,136,892
Other Assets & Liabilities, Net		1,004,214
Net Assets		$259,141,106

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2018, the total value of these securities amounted to $8, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	2,855,571	52,556,704	(53,842,989)	1,569,286	(474)	83	45,865	1,569,129
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Select International Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	6,008,721	—	—	6,008,721
Belgium	—	2,596,704	—	—	2,596,704
Canada	6,097,748	—	—	—	6,097,748
China	—	5,325,156	5	—	5,325,161
France	—	23,063,434	—	—	23,063,434
Germany	—	8,137,474	—	—	8,137,474
Hong Kong	—	8,834,823	—	—	8,834,823
India	—	2,384,743	—	—	2,384,743
Indonesia	—	3,515,283	—	—	3,515,283
Ireland	2,533,953	9,263,275	—	—	11,797,228
Japan	—	66,871,535	—	—	66,871,535
Jersey	—	8,461,096	—	—	8,461,096
Columbia Select International Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Malta	—	—	3	—	3
Netherlands	—	10,767,700	—	—	10,767,700
Singapore	—	3,466,200	—	—	3,466,200
Spain	—	5,597,502	—	—	5,597,502
Sweden	—	10,347,932	—	—	10,347,932
Switzerland	—	15,599,651	—	—	15,599,651
United Kingdom	—	57,694,825	—	—	57,694,825
Total Common Stocks	8,631,701	247,936,054	8	—	256,567,763
Money Market Funds	—	—	—	1,569,129	1,569,129
Total Investments in Securities	8,631,701	247,936,054	8	1,569,129	258,136,892
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
4	Columbia Select International Equity Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select Global Growth Fund, November 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Argentina 2.4%
MercadoLibre, Inc.	4,477	1,575,770
Belgium 1.8%
Galapagos NV(a)	12,009	1,212,198
Brazil 2.3%
Pagseguro Digital Ltd., Class A(a)	63,975	1,535,400
Canada 1.6%
Canada Goose Holdings, Inc.(a)	15,844	1,067,093
China 11.9%
Alibaba Group Holding Ltd., ADR(a)	18,843	3,031,085
New Oriental Education & Technology Group, Inc., ADR(a)	32,962	1,884,108
Tencent Holdings Ltd.	51,700	2,066,896
Wuxi Biologics Cayman, Inc.(a)	111,000	936,779
Total		7,918,868
Denmark 1.5%
Novo Nordisk A/S, Class B	21,003	974,891
Germany 1.9%
Zalando SE(a)	40,366	1,257,272
Guernsey 1.9%
Burford Capital Ltd.	64,260	1,244,403
India 2.3%
HDFC Bank Ltd., ADR	14,840	1,505,073
Ireland 2.2%
Ryanair Holdings PLC, ADR(a)	17,493	1,440,199
Japan 2.2%
Keyence Corp.	2,700	1,470,812
Netherlands 1.3%
Core Laboratories NV	10,147	843,317
Russian Federation 2.1%
Yandex NV, Class A(a)	48,495	1,430,602
Switzerland 2.4%
Lonza Group AG, Registered Shares	5,026	1,630,220
United Kingdom 5.6%
Ashtead Group PLC	61,685	1,390,876
Common Stocks (continued)
Issuer	Shares	Value ($)
ASOS PLC(a)	22,714	1,442,507
Metro Bank PLC(a)	33,129	889,882
Total		3,723,265
United States 54.3%
Activision Blizzard, Inc.	19,214	958,394
Adobe, Inc.(a)	8,420	2,112,494
Alexion Pharmaceuticals, Inc.(a)	7,218	888,897
Amazon.com, Inc.(a)	1,713	2,895,261
Bio-Rad Laboratories, Inc., Class A(a)	4,840	1,328,386
Booking Holdings, Inc.(a)	861	1,628,909
Bristol-Myers Squibb Co.	19,834	1,060,326
Charles Schwab Corp. (The)	23,300	1,043,840
Edwards Lifesciences Corp.(a)	6,133	993,607
Exact Sciences Corp.(a)	13,780	1,074,564
Facebook, Inc., Class A(a)	13,337	1,875,316
Illumina, Inc.(a)	3,550	1,198,125
MACOM Technology Solutions Holdings, Inc.(a)	72,633	1,290,688
MINDBODY, Inc., Class A(a)	43,835	1,216,860
MSCI, Inc.	4,658	731,725
Nike, Inc., Class B	20,020	1,503,902
NVIDIA Corp.	7,997	1,306,950
PayPal Holdings, Inc.(a)	19,754	1,695,091
Pioneer Natural Resources Co.	5,684	839,811
Salesforce.com, Inc.(a)	13,720	1,958,667
ServiceNow, Inc.(a)	10,301	1,908,466
Splunk, Inc.(a)	17,705	1,978,180
Square, Inc., Class A(a)	24,845	1,735,175
Vertex Pharmaceuticals, Inc.(a)	6,209	1,122,525
Visa, Inc., Class A	11,742	1,663,959
Total		36,010,118
Total Common Stocks (Cost $53,775,888)		64,839,501

Columbia Select Global Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, November 30, 2018 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.364%(b),(c)	908,939	908,848
Total Money Market Funds (Cost $908,848)		908,848
Total Investments in Securities (Cost $54,684,736)		65,748,349
Other Assets & Liabilities, Net		573,784
Net Assets		$66,322,133
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
968,000 GBP	1,256,201 USD	Morgan Stanley	12/20/2018	21,400	—
24,645,000 INR	333,261 USD	Morgan Stanley	12/20/2018	—	(19,663)
1,197,806 USD	1,695,000 AUD	Morgan Stanley	12/20/2018	41,422	—
1,468,836 USD	1,911,000 CAD	Morgan Stanley	12/20/2018	—	(29,812)
1,417,974 USD	1,239,000 EUR	Morgan Stanley	12/20/2018	—	(12,863)
534,849 USD	59,817,000 JPY	Morgan Stanley	12/20/2018	—	(6,962)
998,124 USD	1,134,398,000 KRW	Morgan Stanley	12/20/2018	14,712	—
332,445 USD	3,018,000 SEK	Morgan Stanley	12/20/2018	—	(318)
333,394 USD	460,000 SGD	Morgan Stanley	12/20/2018	2,007	—
665,645 USD	20,547,000 TWD	Morgan Stanley	12/20/2018	1,739	—
Total				81,280	(69,618)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.364%
	276,663	31,211,724	(30,579,448)	908,939	292	—	40,507	908,848
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
2	Columbia Select Global Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, November 30, 2018 (Unaudited)
Currency Legend  (continued)
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Select Global Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select Global Growth Fund, November 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	1,575,770	—	—	—	1,575,770
Belgium	—	1,212,198	—	—	1,212,198
Brazil	1,535,400	—	—	—	1,535,400
Canada	1,067,093	—	—	—	1,067,093
China	4,915,193	3,003,675	—	—	7,918,868
Denmark	—	974,891	—	—	974,891
Germany	—	1,257,272	—	—	1,257,272
Guernsey	—	1,244,403	—	—	1,244,403
India	1,505,073	—	—	—	1,505,073
Ireland	1,440,199	—	—	—	1,440,199
Japan	—	1,470,812	—	—	1,470,812
Netherlands	843,317	—	—	—	843,317
Russian Federation	1,430,602	—	—	—	1,430,602
Switzerland	—	1,630,220	—	—	1,630,220
United Kingdom	—	3,723,265	—	—	3,723,265
United States	36,010,118	—	—	—	36,010,118
Total Common Stocks	50,322,765	14,516,736	—	—	64,839,501
Money Market Funds	—	—	—	908,848	908,848
Total Investments in Securities	50,322,765	14,516,736	—	908,848	65,748,349
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	81,280	—	—	81,280
Liability
Forward Foreign Currency Exchange Contracts	—	(69,618)	—	—	(69,618)
Total	50,322,765	14,528,398	—	908,848	65,760,011
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Select Global Growth Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date January 18, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date January 18, 2019